Not FDIC Insured May Lose Value No Bank Guarantee
FAS-Q3PH

Schedules of Investments
(unaudited)
Franklin Conservative Allocation Fund 2
Franklin Corefolio Allocation Fund 4
Franklin Global Allocation Fund 5
Franklin Growth Allocation Fund 15
Franklin LifeSmart
™
Retirement Income Fund 17
Franklin LifeSmart
™
2020 Retirement Target Fund 19
Franklin LifeSmart
™
2025 Retirement Target Fund 21
Franklin LifeSmart
™
2030 Retirement Target Fund 22
Franklin LifeSmart
™
2035 Retirement Target Fund 24
Franklin LifeSmart
™
2040 Retirement Target Fund 26
Franklin LifeSmart
™
2045 Retirement Target Fund 28
Franklin LifeSmart
™
2050 Retirement Target Fund 30
Franklin LifeSmart
™
2055 Retirement Target Fund 32
Franklin LifeSmart
™
2060 Retirement Target Fund 33
Franklin Moderate Allocation Fund 34
Notes to Schedules of Investments 36

Franklin Fund Allocator Series
Schedule of Investments (unaudited), September 30, 2022
Franklin Conservative Allocation Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds 97.2%
Alternative Strategies 1.1%
a
Franklin Systematic Style Premia ETF .................................... 486,201 $ 10,414,425
Domestic Equity 29.5%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 824,055 26,435,690
a
Franklin Growth Fund, Class R6 ........................................ 593,421 63,033,219
a
Franklin U.S. Core Equity (IU) Fund ..................................... 12,461,698 144,181,843
a
Franklin U.S. Equity Index ETF ......................................... 452,125 14,109,465
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 931,453 34,100,494
a
Franklin U.S. Low Volatility High Dividend Index ETF ......................... 100,350 3,427,956
285,288,667
Domestic Fixed Income 55.3%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 3,362,984 28,551,736
a
Franklin Investment Grade Corporate ETF ................................. 1,247,989 25,458,976
a
Franklin U.S. Core Bond ETF .......................................... 9,684,066 203,101,979
a
Franklin U.S. Treasury Bond ETF ....................................... 2,699,762 56,182,047
iShares Floating Rate Bond ETF ........................................ 542,600 27,276,502
Schwab U.S. TIPS ETF ............................................... 775,950 40,194,210
a
Western Asset Core Plus Bond Fund, Class IS ............................. 12,222,648 112,203,910
a
Western Asset Short-Term Bond Fund, Class IS ............................ 11,821,905 42,440,640
535,410,000
Foreign Equity 7.1%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 1,334,621 10,983,929
a
Franklin International Core Equity (IU) Fund ............................... 3,944,567 34,317,731
a
Franklin International Growth Fund, Class R6 .............................. 396,560 5,036,308
iShares Core MSCI EAFE ETF ......................................... 99,765 5,254,623
a
Templeton Developing Markets Trust, Class R6 ............................. 456,554 6,962,456
a
Templeton Foreign Fund, Class R6 ...................................... 1,379,638 7,601,807
70,156,854
Foreign Fixed Income 4.2%
a
Franklin High Yield Corporate ETF ...................................... 951,658 20,416,490
a
Franklin International Aggregate Bond ETF ................................ 908,916 20,350,629
40,767,119
Total Investments In Underlying Funds (Cost $1,012,196,636) ....................
942,037,065
a a a a
Short Term Investments 2.7%
a
Money Market Funds 2.7%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 2.42% ................... 26,471,318 26,471,318
Total Money Market Funds (Cost $26,471,318) ..................................
26,471,318

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Conservative Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 54 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.0%
†
c
Joint Repurchase Agreement, 2.933%, 10/03/22 (Maturity Value $144,912)
BNP Paribas Securities Corp. (Maturity Value $24,201)
Deutsche Bank Securities, Inc. (Maturity Value $48,106)
HSBC Securities (USA), Inc. (Maturity Value $72,605)
Collateralized by U.S. Government Agency Securities, 1.63% - 4%, 5/20/36 - 7/15/57;
and U.S. Treasury Notes, 1.5% - 3.35%, 10/31/22 - 8/15/25 (valued at $147,813) .. $ 144,877 $ 144,877
Total Repurchase Agreements (Cost $144,877) ..................................
144,877
Total Short Term Investments (Cost $26,616,195 ) ................................
26,616,195
a
Total Investments (Cost $1,038,812,831) 99.9% ..................................
$968,653,260
Other Assets, less Liabilities 0.1% .............................................
956,610
Net Assets 100.0% ...........................................................
$969,609,870
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2022, all repurchase agreements had been entered into on that date.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), September 30, 2022
Franklin Corefolio Allocation Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 54 .
a a
Shares
a
Value
a
Investments In Underlying Funds 100.1%
Domestic Equity 74.8%
a
Franklin Growth Fund, Class R6 ........................................ 1,805,042 $ 191,731,605
a,b
Franklin Growth Opportunities Fund, Class R6 ............................. 4,068,561 167,746,776
a
Franklin Mutual Shares Fund, Class R6 ................................... 8,642,745 190,918,232
550,396,613
Foreign Equity 25.3%
a
Templeton Growth Fund, Inc., Class R6 ................................... 9,870,064 186,149,415
Total Investments In Underlying Funds (Cost $602,671,369) ......................
736,546,028
a a a a
Short Term Investments 0.0%
†
a
Money Market Funds 0.0%
†
a,c
Institutional Fiduciary Trust - Money Market Portfolio, 2.42% ................... 48,700 48,700
Total Money Market Funds (Cost $48,700) ......................................
48,700
Total Short Term Investments (Cost $48,700 ) ...................................
48,700
a
Total Investments (Cost $602,720,069) 100.1% ..................................
$736,594,728
Other Assets, less Liabilities (0.1)% ...........................................
(663,297)
Net Assets 100.0% ...........................................................
$735,931,431
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), September 30, 2022
Franklin Global Allocation Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 52.1%
Aerospace & Defense 0.6%
Raytheon Technologies Corp. ............................ United States 180,000 $ 14,734,800
Air Freight & Logistics 0.7%
Deutsche Post AG ..................................... Germany 260,000 7,836,710
United Parcel Service, Inc., B ............................ United States 64,600 10,435,484
18,272,194
Automobiles 0.8%
Mercedes-Benz Group AG .............................. Germany 115,000 5,815,504
Toyota Motor Corp. .................................... Japan 1,137,000 14,859,566
20,675,070
Banks 3.9%
Banco Bilbao Vizcaya Argentaria SA ....................... Spain 1,620,000 7,267,440
Bank of America Corp. ................................. United States 530,600 16,024,120
Citigroup, Inc. ........................................ United States 207,100 8,629,857
Commonwealth Bank of Australia ......................... Australia 175,000 10,180,620
JPMorgan Chase & Co. ................................. United States 275,300 28,768,850
Royal Bank of Canada ................................. Canada 118,000 10,624,527
US Bancorp ......................................... United States 419,000 16,894,080
98,389,494
Beverages 1.0%
Coca-Cola Co. (The) ................................... United States 101,400 5,680,428
Constellation Brands, Inc., A ............................. United States 32,300 7,418,664
PepsiCo, Inc. ........................................ United States 75,500 12,326,130
25,425,222
Biotechnology 0.7%
AbbVie, Inc. ......................................... United States 139,000 18,655,190
Building Products 0.3%
Trane Technologies plc ................................. United States 50,300 7,283,943
Capital Markets 1.3%
Hong Kong Exchanges & Clearing Ltd. ..................... Hong Kong 82,000 2,802,958
Morgan Stanley ....................................... United States 244,600 19,325,846
S&P Global, Inc. ...................................... United States 33,700 10,290,295
32,419,099
Chemicals 0.8%
BASF SE ........................................... Germany 177,000 6,793,324
Linde plc ............................................ United Kingdom 44,000 11,861,960
18,655,284
Communications Equipment 0.2%
Cisco Systems, Inc. ................................... United States 112,500 4,500,000
Diversified Telecommunication Services 0.5%
Verizon Communications, Inc. ............................ United States 311,500 11,827,655
Electric Utilities 1.3%
Duke Energy Corp. .................................... United States 65,000 6,046,300
Iberdrola SA ......................................... Spain 1,083,766 10,105,749
NextEra Energy, Inc. ................................... United States 132,000 10,350,120
Southern Co. (The) .................................... United States 100,000 6,800,000
33,302,169
Electrical Equipment 0.4%
Mitsubishi Electric Corp. ................................ Japan 1,132,600 10,246,758

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components 0.4%
TE Connectivity Ltd. ................................... Switzerland 93,000 $ 10,263,480
Entertainment 0.7%
Electronic Arts, Inc. .................................... United States 87,000 10,066,770
Nintendo Co. Ltd. ..................................... Japan 201,000 8,106,355
18,173,125
Equity Real Estate Investment Trusts (REITs) 1.0%
American Tower Corp. .................................. United States 61,500 13,204,050
Prologis, Inc. ......................................... United States 110,000 11,176,000
24,380,050
Food & Staples Retailing 0.3%
Walmart, Inc. ........................................ United States 54,200 7,029,740
Food Products 0.9%
Mondelez International, Inc., A ............................ United States 148,500 8,142,255
Nestle SA ........................................... United States 137,641 14,886,882
23,029,137
Health Care Equipment & Supplies 0.5%
Medtronic plc ........................................ United States 153,900 12,427,425
Health Care Providers & Services 1.2%
Elevance Health, Inc. .................................. United States 23,400 10,629,216
UnitedHealth Group, Inc. ................................ United States 40,000 20,201,600
30,830,816
Hotels, Restaurants & Leisure 0.5%
McDonald's Corp. ..................................... United States 53,000 12,229,220
Household Durables 0.5%
Sony Group Corp. ..................................... Japan 206,600 13,306,650
Household Products 0.7%
Procter & Gamble Co. (The) ............................. United States 138,000 17,422,500
Independent Power and Renewable Electricity Producers 0.2%
RWE AG ............................................ Germany 125,000 4,594,735
Industrial Conglomerates 1.1%
Hitachi Ltd. .......................................... Japan 139,000 5,914,685
Honeywell International, Inc. ............................. United States 70,000 11,687,900
Siemens AG ......................................... Germany 95,697 9,354,177
26,956,762
Insurance 1.7%
AIA Group Ltd. ....................................... Hong Kong 897,000 7,468,339
Allianz SE ........................................... Germany 25,000 3,938,560
MetLife, Inc. ......................................... United States 273,300 16,611,174
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen .. Germany 21,000 5,055,392
Sun Life Financial, Inc. ................................. Canada 253,000 10,061,022
43,134,487
Interactive Media & Services 1.9%
a
Alphabet, Inc., A ...................................... United States 300,000 28,695,000
a
Meta Platforms, Inc., A ................................. United States 82,000 11,125,760
Tencent Holdings Ltd. .................................. China 230,000 7,768,553
47,589,313
Internet & Direct Marketing Retail 1.5%
a
Amazon.com, Inc. ..................................... United States 260,000 29,380,000

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Internet & Direct Marketing Retail (continued)
JD.com, Inc., A ....................................... China 10,952 $ 276,299
a
Pinduoduo, Inc., ADR .................................. China 125,000 7,822,500
37,478,799
IT Services 1.4%
Cognizant Technology Solutions Corp., A .................... United States 145,900 8,380,496
Fujitsu Ltd. .......................................... Japan 92,000 10,086,941
Mastercard, Inc., A .................................... United States 28,000 7,961,520
Visa, Inc., A .......................................... United States 54,000 9,593,100
36,022,057
Life Sciences Tools & Services 0.7%
Danaher Corp. ....................................... United States 46,000 11,881,340
a
Illumina, Inc. ......................................... United States 29,000 5,532,910
17,414,250
Machinery 1.0%
a
Daimler Truck Holding AG ............................... Germany 57,500 1,299,996
Deere & Co. ......................................... United States 36,000 12,020,040
Stanley Black & Decker, Inc. ............................. United States 68,300 5,136,843
Volvo AB, B .......................................... Sweden 490,000 6,934,069
25,390,948
Marine 0.4%
AP Moller - Maersk A/S, B ............................... Denmark 5,655 10,275,751
Media 0.3%
Comcast Corp., A ..................................... United States 217,700 6,385,141
Metals & Mining 2.3%
Agnico Eagle Mines Ltd. ................................ Canada 210,000 8,872,511
BHP Group Ltd. ...................................... Australia 665,000 16,558,610
Fortescue Metals Group Ltd. ............................. Australia 615,000 6,602,243
Newmont Corp. ....................................... United States 220,000 9,246,600
Rio Tinto plc ......................................... Australia 322,000 17,421,313
58,701,277
Multiline Retail 0.7%
a
Dollar Tree, Inc. ...................................... United States 60,000 8,166,000
Target Corp. ......................................... United States 63,000 9,348,570
17,514,570
Multi-Utilities 0.4%
Dominion Energy, Inc. .................................. United States 150,000 10,366,500
Oil, Gas & Consumable Fuels 2.6%
Canadian Natural Resources Ltd. ......................... Canada 260,000 12,103,091
Chevron Corp. ....................................... United States 192,000 27,584,640
Eni SpA ............................................ Italy 455,000 4,836,305
TotalEnergies SE ..................................... France 410,000 19,235,960
Woodside Energy Group Ltd. ............................ Australia 120,166 2,447,783
66,207,779
Personal Products 0.3%
Unilever plc .......................................... United Kingdom 145,000 6,370,993
Pharmaceuticals 2.8%
AstraZeneca plc ...................................... United Kingdom 172,000 18,907,024
Bristol-Myers Squibb Co. ................................ United States 216,000 15,355,440
Johnson & Johnson ................................... United States 77,000 12,578,720

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals (continued)
Novo Nordisk A/S, B ................................... Denmark 95,000 $ 9,463,068
Pfizer, Inc. ........................................... United States 305,000 13,346,800
69,651,052
Road & Rail 1.0%
Canadian National Railway Co. ........................... Canada 95,000 10,259,972
Union Pacific Corp. .................................... United States 70,000 13,637,400
23,897,372
Semiconductors & Semiconductor Equipment 3.6%
Analog Devices, Inc. ................................... United States 100,000 13,934,000
Applied Materials, Inc. .................................. United States 93,000 7,619,490
Broadcom, Inc. ....................................... United States 24,600 10,922,646
Lam Research Corp. ................................... United States 9,400 3,440,400
NVIDIA Corp. ........................................ United States 32,500 3,945,175
Taiwan Semiconductor Manufacturing Co. Ltd., ADR ........... Taiwan 250,000 17,140,000
Texas Instruments, Inc. ................................. United States 158,100 24,470,718
Tokyo Electron Ltd. .................................... Japan 39,500 9,731,591
91,204,020
Software 3.6%
a
Adobe, Inc. .......................................... United States 25,000 6,880,000
Intuit, Inc. ........................................... United States 27,000 10,457,640
Microsoft Corp. ....................................... United States 146,400 34,096,560
Oracle Corp. ......................................... United States 129,000 7,878,030
a
Salesforce, Inc. ....................................... United States 47,000 6,760,480
a
ServiceNow, Inc. ...................................... United States 15,000 5,664,150
a
Synopsys, Inc. ....................................... United States 36,100 11,028,911
a
Workday, Inc., A ...................................... United States 51,000 7,763,220
90,528,991
Specialty Retail 2.4%
Home Depot, Inc. (The) ................................. United States 39,000 10,761,660
Lowe's Cos., Inc. ...................................... United States 63,900 12,001,059
a
O'Reilly Automotive, Inc. ................................ United States 14,000 9,846,900
TJX Cos., Inc. (The) ................................... United States 232,700 14,455,324
Tractor Supply Co. .................................... United States 69,300 12,881,484
59,946,427
Technology Hardware, Storage & Peripherals 1.7%
Apple, Inc. .......................................... United States 250,000 34,550,000
Samsung Electronics Co. Ltd. ............................ South Korea 200,000 7,286,529
41,836,529
Textiles, Apparel & Luxury Goods 0.3%
NIKE, Inc., B ......................................... United States 95,000 7,896,400
Trading Companies & Distributors 0.5%
ITOCHU Corp. ....................................... Japan 505,600 12,202,870
Wireless Telecommunication Services 0.5%
KDDI Corp. .......................................... Japan 418,300 12,228,267
Total Common Stocks (Cost $1,511,854,584) ....................................
1,307,274,311
Management Investment Companies 8.7%
Capital Markets 8.7%
iShares Core MSCI Emerging Markets ETF .................. United States 1,600,000 68,768,000
iShares J.P. Morgan USD Emerging Markets Bond ETF ......... United States 280,000 22,232,000

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Management Investment Companies
(continued)
Capital Markets (continued)
b
Templeton Global Bond Fund, Class R6 .................... United States 14,236,880 $ 103,929,221
VanEck J.P. Morgan EM Local Currency Bond ETF ............ United States 985,000 22,458,000
217,387,221
Total Management Investment Companies (Cost $306,888,568) ...................
217,387,221
Principal
Amount
*
Corporate Bonds 9.1%
Aerospace & Defense 0.1%
c
Bombardier, Inc. , Senior Bond , 144A, 7.5% , 3/15/25 ........... Canada 2,000,000 1,947,560
Auto Components 0.1%
c
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 3,250,000 2,347,485
Automobiles 0.1%
Ford Motor Co. , Senior Note , 4.346% , 12/08/26 ...............
United States 1,207,000 1,109,233
c
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ........................................... United Kingdom 1,600,000 1,116,816
2,226,049
Banks 2.1%
c
Australia & New Zealand Banking Group Ltd. , Sub. Bond , 144A,
2.57% to 11/24/30, FRN thereafter , 11/25/35 ................ Australia 6,687,000 4,863,708
d
Bank of America Corp. , U , Junior Sub. Bond , 5.2% to 5/31/23, FRN
thereafter , Perpetual ................................. United States 3,994,000 3,836,736
Barclays plc ,
Senior Note, 3.932% to 5/06/24, FRN thereafter, 5/07/25 ...... United Kingdom 7,000,000 6,737,083
Senior Note, 4.375%, 1/12/26 .......................... United Kingdom 8,000,000 7,548,944
HSBC Holdings plc , Sub. Bond , 4.25% , 8/18/25 ...............
United Kingdom 6,128,000 5,820,672
d
JPMorgan Chase & Co. , Q , Junior Sub. Bond , 5.15% to 4/30/23,
FRN thereafter , Perpetual ............................. United States 4,045,000 3,908,304
Mitsubishi UFJ Financial Group, Inc. , Senior Bond , 3.287% , 7/25/27
Japan 1,690,000 1,535,521
c
Societe Generale SA ,
d
Junior Sub. Bond, 144A, 4.75% to 5/25/26, FRN thereafter,
Perpetual ......................................... France 1,600,000 1,201,200
Senior Note, 144A, 2.625%, 1/22/25 ..................... France 6,354,000 5,886,170
Sumitomo Mitsui Financial Group, Inc. , Sub. Bond , 2.142% , 9/23/30
Japan 5,500,000 4,123,877
c
Toronto-Dominion Bank (The) , Sub. Bond , Reg S, 3.105% to 4/21/25,
FRN thereafter , 4/22/30 ............................... Canada 4,900,000 CAD 3,345,856
d
US Bancorp , Junior Sub. Bond , 3.7% to 1/14/27, FRN thereafter ,
Perpetual .......................................... United States 1,670,000 1,264,774
d
Wells Fargo & Co. , S , Junior Sub. Bond , 5.9% to 6/14/24, FRN
thereafter , Perpetual ................................. United States 1,504,000 1,372,115
Westpac Banking Corp. , Sub. Bond , 2.894% to 2/03/25, FRN
thereafter , 2/04/30 ................................... Australia 1,503,000 1,383,270
52,828,230
Beverages 0.2%
Anheuser-Busch InBev Worldwide, Inc. , Senior Bond , 4% , 4/13/28
Belgium 4,000,000 3,806,040
Biotechnology 0.0%
†
c
Grifols Escrow Issuer SA , Senior Note , 144A, 4.75% , 10/15/28 ... Spain 1,600,000 1,239,456
Capital Markets 0.2%
c
Macquarie Bank Ltd. , Senior Note , Reg S, 1.125% , 12/15/25 ..... Australia 1,250,000 GBP 1,184,779
Nomura Holdings, Inc. , Senior Bond , 3.103% , 1/16/30 ..........
Japan 6,225,000 5,051,752
6,236,531

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals 0.7%
c
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% , 2/20/32 Mexico 7,600,000 $ 5,092,000
c
Braskem Netherlands Finance BV , Senior Bond , 144A, 4.5% ,
1/31/30 ........................................... Brazil 1,258,000 1,018,917
c
Consolidated Energy Finance SA , Senior Note , 144A, 6.5% , 5/15/26 Switzerland 3,200,000 2,968,315
c
International Flavors & Fragrances, Inc. , Senior Bond , 144A, 2.3% ,
11/01/30 .......................................... United States 5,000,000 3,844,141
Sasol Financing USA LLC , Senior Note , 4.375% , 9/18/26 .......
South Africa 1,600,000 1,398,313
c
SCIH Salt Holdings, Inc. , Senior Secured Note , 144A, 4.875% ,
5/01/28 ........................................... United States 3,400,000 2,814,163
17,135,849
Commercial Services & Supplies 0.3%
c
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........... United States 3,200,000 2,536,768
c
GFL Environmental, Inc. , Senior Note , 144A, 4.75% , 6/15/29 ..... Canada 4,500,000 3,797,730
c
Verisure Midholding AB , Senior Note , 144A, 5.25% , 2/15/29 ..... Sweden 1,400,000 EUR 1,015,383
7,349,881
Communications Equipment 0.1%
c
CommScope Technologies LLC ,
Senior Note, 144A, 6%, 6/15/25 ........................ United States 2,200,000 1,957,846
Senior Note, 144A, 5%, 3/15/27 ........................ United States 954,000 721,544
2,679,390
Consumer Finance 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust , Senior
Note , 2.45% , 10/29/26 ................................ Ireland 4,750,000 4,013,012
c,d
Volkswagen International Finance NV , Senior Bond , Reg S, 3.5% to
6/16/25, FRN thereafter , Perpetual ....................... Germany 3,200,000 EUR 2,858,708
6,871,720
Containers & Packaging 0.1%
c,e
ARD Finance SA , Senior Secured Note , 144A, PIK, 6.5% , 6/30/27 . Luxembourg 1,500,000 1,030,095
c
Mauser Packaging Solutions Holding Co. ,
Senior Note, 144A, 7.25%, 4/15/25 ...................... United States 954,000 840,555
Senior Secured Note, 144A, 5.5%, 4/15/24 ................ United States 313,000 297,832
c
Trivium Packaging Finance BV , Senior Secured Note , 144A, 3.75% ,
8/15/26 ........................................... Netherlands 521,000 EUR 461,484
2,629,966
Diversified Financial Services 0.1%
c
Woodside Finance Ltd. , Senior Bond , 144A, 4.5% , 3/04/29 ...... Australia 4,000,000 3,661,713
Diversified Telecommunication Services 0.2%
c
Altice France Holding SA , Senior Note , 144A, 6% , 2/15/28 ...... Luxembourg 1,243,000 791,080
c
Altice France SA , Senior Secured Note , 144A, 5.125% , 7/15/29 ... France 1,675,000 1,255,362
c
Iliad Holding SASU , Senior Secured Note , 144A, 6.5% , 10/15/26 .. France 3,000,000 2,628,165
4,674,607
Electric Utilities 0.1%
Pacific Gas and Electric Co. , Senior Note , 2.1% , 8/01/27 ........
United States 1,600,000 1,295,637
Electrical Equipment 0.1%
c
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% , 11/15/28 United States 1,600,000 1,290,424
Electronic Equipment, Instruments & Components 0.1%
c
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ........ United States 1,640,000 1,324,136

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Energy Equipment & Services 0.1%
c
Weatherford International Ltd. , Senior Secured Note , 144A, 6.5% ,
9/15/28 ........................................... United States 3,800,000 $ 3,425,320
Food Products 0.1%
c
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. ,
Senior Bond , 144A, 3.75% , 12/01/31 ..................... United States 1,600,000 1,283,088
Health Care Equipment & Supplies 0.0%
†
c
Medline Borrower LP , Senior Note , 144A, 5.25% , 10/01/29 ...... United States 1,600,000 1,211,088
Health Care Providers & Services 0.4%
c
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.875%, 4/15/29 .................... United States 950,000 460,980
Senior Note, 144A, 6.875%, 4/01/28 ..................... United States 687,000 315,701
Senior Secured Note, 144A, 8%, 3/15/26 .................. United States 1,162,000 1,007,985
c
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ............. United States 1,600,000 1,241,928
c
Fresenius Medical Care US Finance III, Inc. , Senior Bond , 144A,
2.375% , 2/16/31 ..................................... Germany 9,000,000 6,553,286
9,579,880
Hotels, Restaurants & Leisure 0.2%
Las Vegas Sands Corp. , Senior Note , 3.2% , 8/08/24 ...........
United States 1,600,000 1,509,471
c
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. , Senior Bond ,
144A, 5.5% , 3/01/25 ................................. United States 3,115,000 2,920,873
4,430,344
Household Products 0.2%
c
Kimberly-Clark de Mexico SAB de CV , Senior Bond , 144A, 2.431% ,
7/01/31 ........................................... Mexico 6,180,000 4,951,385
Independent Power and Renewable Electricity Producers 0.1%
c
Calpine Corp. , Senior Secured Note , 144A, 4.5% , 2/15/28 ....... United States 306,000 270,253
c,d
Vistra Corp. , Junior Sub. Bond , 144A, 7% to 12/14/26, FRN
thereafter , Perpetual ................................. United States 1,640,000 1,435,418
1,705,671
Insurance 0.2%
Prudential Financial, Inc. , Junior Sub. Bond , 5.375% to 5/14/25, FRN
thereafter , 5/15/45 ................................... United States 4,060,000 3,846,571
Interactive Media & Services 0.2%
c
Tencent Holdings Ltd. , Senior Note , 144A, 2.39% , 6/03/30 ....... China 6,290,000 4,940,873
Internet & Direct Marketing Retail 0.2%
Alibaba Group Holding Ltd. , Senior Bond , 3.4% , 12/06/27 .......
China 6,300,000 5,677,484
Machinery 0.2%
CNH Industrial NV , Senior Bond , 3.85% , 11/15/27 .............
United Kingdom 5,000,000 4,570,124
c
TK Elevator U.S. Newco, Inc. , Senior Secured Note , 144A, 5.25% ,
7/15/27 ........................................... Germany 2,000,000 1,705,210
6,275,334
Media 0.2%
DISH DBS Corp. ,
Senior Note, 5.875%, 11/15/24 ......................... United States 1,226,000 1,095,940
c
Senior Secured Note, 144A, 5.25%, 12/01/26 .............. United States 1,600,000 1,313,795
c
Univision Communications, Inc. , Senior Secured Note , 144A,
6.625% , 6/01/27 ..................................... United States 1,210,000 1,144,596
c
Ziggo BV , Senior Secured Bond , 144A, 4.875% , 1/15/30 ........ Netherlands 1,219,000 965,034
4,519,365

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Metals & Mining 0.6%
ArcelorMittal SA , Senior Bond , 4.25% , 7/16/29 ...............
Luxembourg 6,000,000 $ 5,376,936
c
CSN Resources SA , Senior Bond , 144A, 4.625% , 6/10/31 ....... Brazil 1,700,000 1,161,559
c
FMG Resources August 2006 Pty. Ltd. , Senior Note , 144A, 5.875% ,
4/15/30 ........................................... Australia 5,000,000 4,356,424
c
Glencore Funding LLC , Senior Bond , 144A, 2.5% , 9/01/30 ...... Australia 7,000,000 5,363,198
16,258,117
Oil, Gas & Consumable Fuels 0.2%
c
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 11% , 4/15/25 ........................ United States 1,249,000 1,280,700
Occidental Petroleum Corp. , Senior Note , 5.55% , 3/15/26 .......
United States 3,900,000 3,909,516
5,190,216
Paper & Forest Products 0.1%
Suzano Austria GmbH , Senior Bond , 3.75% , 1/15/31 ...........
Brazil 4,805,000 3,771,853
Pharmaceuticals 0.4%
c
Bausch Health Americas, Inc. , Senior Note , 144A, 9.25% , 4/01/26 . United States 2,400,000 1,427,184
c
Bayer US Finance II LLC , Senior Note , 144A, 4.25% , 12/15/25 ... Germany 7,000,000 6,705,093
Teva Pharmaceutical Finance Netherlands III BV , Senior Note , 2.8% ,
7/21/23 ........................................... Israel 970,000 938,659
9,070,936
Road & Rail 0.2%
c
Ashtead Capital, Inc. , Senior Bond , 144A, 5.5% , 8/11/32 ........ United Kingdom 6,000,000 5,578,387
Semiconductors & Semiconductor Equipment 0.5%
c
Broadcom, Inc. , Senior Bond , 144A, 4.15% , 4/15/32 ........... United States 7,000,000 5,869,166
c
SK Hynix, Inc. , Senior Note , 144A, 1.5% , 1/19/26 ............. South Korea 8,000,000 6,934,951
12,804,117
Software 0.0%
†
c
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ........ United States 1,640,000 1,216,946
Tobacco 0.1%
BAT Capital Corp. , Senior Bond , 2.726% , 3/25/31 .............
United Kingdom 4,350,000 3,243,739
Total Corporate Bonds (Cost $267,342,810) .....................................
228,525,388
Foreign Government and Agency Securities 7.5%
c
Australia Government Bond , Reg S, 1.5% , 6/21/31 ............ Australia 12,170,000 AUD 6,425,909
c
Belgium Government Bond , Senior Bond , Reg S, 4% , 3/28/32 .... Belgium 3,150,000 EUR 3,425,901
c
Bundesrepublik Deutschland , Reg S, 8/15/30 ................ Germany 10,500,000 EUR 8,804,302
Canada Government Bond ,
1.25%, 3/01/27 ..................................... Canada 13,750,000 CAD 9,094,232
2.25%, 6/01/29 ..................................... Canada 5,500,000 CAD 3,758,141
c
Canada Housing Trust No. 1 , Senior Bond , 144A, 2.65% , 12/15/28 Canada 18,100,000 CAD 12,417,100
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ................
Colombia 1,650,000 1,157,434
European Investment Bank , Senior Bond , 2.125% , 4/13/26 ......
Supranational
f
14,750,000 13,703,748
c
Finland Government Bond ,
Senior Bond, 144A, Reg S, 0.75%, 4/15/31 ................ Finland 1,892,000 EUR 1,590,713
Senior Bond, 144A, Reg S, 1.375%, 4/15/47 ............... Finland 1,567,000 EUR 1,180,627
c
France Government Bond ,
Reg S, 2.5%, 5/25/30 ................................. France 4,120,000 EUR 4,070,437
Reg S, Zero Cpn., 11/25/30 ............................ France 4,350,000 EUR 3,495,228
Reg S, 1.5%, 5/25/31 ................................. France 4,410,000 EUR 4,003,300
c
Italy Buoni Poliennali del Tesoro ,
Senior Bond, 144A, Reg S, 4.75%, 9/01/44 ................ Italy 1,860,000 EUR 1,895,851
Senior Bond, 144A, Reg S, 3.25%, 9/01/46 ................ Italy 1,884,000 EUR 1,539,495

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
c
Italy Buoni Poliennali del Tesoro, (continued)
Senior Bond, 144A, Reg S, 1.7%, 9/01/51 ................. Italy 2,786,000 EUR $ 1,591,287
Japan Government Bond ,
0.1%, 6/20/31 ...................................... Japan 8,050,000,000 JPY 54,724,997
0.5%, 9/20/46 ...................................... Japan 1,435,000,000 JPY 8,495,060
Japan Treasury Bonds , 0.2% , 6/20/32 ......................
Japan 1,160,000,000 JPY 7,978,498
Mexico Government Bond , Senior Bond , 4.125% , 1/21/26 .......
Mexico 13,950,000 13,554,036
c
Netherlands Government Bond ,
144A, Reg S, 0.5%, 1/15/40 ............................ Netherlands 1,410,000 EUR 981,030
144A, Reg S, 3.75%, 1/15/42 ........................... Netherlands 865,000 EUR 1,003,668
Petroleos Mexicanos , Senior Note , 6.5% , 3/13/27 .............
Mexico 4,500,000 3,776,175
Spain Bonos Y Obligaciones del Estado ,
c
Senior Bond, 144A, Reg S, 1.95%, 4/30/26 ................ Spain 2,563,000 EUR 2,471,397
c
Senior Bond, 144A, Reg S, 2.9%, 10/31/46 ................ Spain 1,610,000 EUR 1,410,476
6%, 1/31/29 ........................................ Spain 3,760,000 EUR 4,363,374
c
United Kingdom Gilt ,
Reg S, 1.75%, 9/07/37 ................................ United Kingdom 8,700,000 GBP 7,127,123
Reg S, 1.5%, 7/22/47 ................................. United Kingdom 5,110,000 GBP 3,580,655
Total Foreign Government and Agency Securities (Cost $249,027,978) ............
187,620,194
U.S. Government and Agency Securities 11.3%
U.S. Treasury Notes ,
0.125%, 12/31/22 .................................... United States 55,000,000 54,552,595
0.125%, 8/31/23 ..................................... United States 32,000,000 30,815,120
2.25%, 3/31/24 ..................................... United States 32,000,000 31,045,000
0.375%, 9/15/24 ..................................... United States 32,000,000 29,688,750
1.75%, 3/15/25 ..................................... United States 32,000,000 30,137,500
0.375%, 12/31/25 .................................... United States 13,000,000 11,497,891
0.875%, 11/15/30 .................................... United States 13,000,000 10,360,391
g
Index Linked, 0.125%, 1/15/31 .......................... United States 63,000,000 62,689,633
1.875%, 2/15/32 ..................................... United States 25,000,000 21,189,453
Total U.S. Government and Agency Securities (Cost $308,646,919) ................
281,976,333
Mortgage-Backed Securities 1.8%
Government National Mortgage Association (GNMA) Fixed Rate 1.8%
GNMA II, Single-family, 30 Year, 3%, 7/20/51 ................. United States 31,552,255 28,136,279
GNMA II, Single-family, 30 Year, 3%, 8/20/51 ................. United States 20,380,962 18,130,243
46,266,522
Total Mortgage-Backed Securities (Cost $54,581,107) ............................
46,266,522
Total Long Term Investments (Cost $2,698,341,966) .............................
2,269,049,969
a

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At September 30, 2022, the Fund had the following forward exchange contracts outstanding.
See Abbreviations on page 54 .
Short Term Investments 8.7%
a a
Country Shares
a
Value
a a a
Money Market Funds 8.7%
b,h
Institutional Fiduciary Trust - Money Market Portfolio, 2.42% ..... United States 218,492,773 $ 218,492,773
Total Money Market Funds (Cost $218,492,773) .................................
218,492,773
Total Short Term Investments (Cost $218,492,773 ) ...............................
218,492,773
a
Total Investments (Cost $2,916,834,739) 99.2% ..................................
$2,487,542,742
Other Assets, less Liabilities 0.8% .............................................
18,999,909
Net Assets 100.0% ...........................................................
$2,506,542,651
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 4 regarding investments in affiliated management investment companies.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2022, the aggregate value of these securities was $207,394,311, representing 8.3% of net assets.
d
Perpetual security with no stated maturity date.
e
Income may be received in additional securities and/or cash.
f
A supranational organization is an entity formed by two or more central governments through international treaties.
g
Principal amount of security is adjusted for inflation.
h
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... JPHQ Sell 53,168,982 65,082,354 11/04/22 $ 5,675,047 $ —
Canadian Dollar .... BZWS Sell 59,640,340 46,360,240 11/04/22 3,184,339 —
Danish Krone ...... BZWS Sell 246,298,513 34,095,350 11/04/22 1,556,135 —
Euro ............. BZWS Sell 41,546,081 42,803,066 11/04/22 1,993,987 —
Hong Kong Dollar ... HSBK Sell 389,810,445 49,758,801 11/04/22 61,026 —
Total Forward Exchange Contracts ................................................... $12,470,534 —
Net unrealized appreciation (depreciation) ............................................ $12,470,534
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), September 30, 2022
Franklin Growth Allocation Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Investments In Underlying Funds 97.0%
Alternative Strategies 1.1%
a
Franklin Systematic Style Premia ETF .................................... 560,257 $ 12,000,705
Domestic Equity 61.7%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 1,966,550 63,086,920
a
Franklin Growth Fund, Class R6 ........................................ 1,416,089 150,416,963
a
Franklin U.S. Core Equity (IU) Fund ..................................... 27,511,661 318,309,916
a
Franklin U.S. Equity Index ETF ......................................... 1,074,550 33,533,482
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 2,873,526 105,199,787
a
Franklin U.S. Low Volatility High Dividend Index ETF ......................... 238,975 8,163,386
678,710,454
Domestic Fixed Income 17.6%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 1,553,240 13,187,010
a
Franklin Investment Grade Corporate ETF ................................. 425,447 8,679,119
a
Franklin U.S. Core Bond ETF .......................................... 3,301,363 69,238,826
a
Franklin U.S. Treasury Bond ETF ....................................... 907,343 18,881,808
iShares Floating Rate Bond ETF ........................................ 185,000 9,299,950
Schwab U.S. TIPS ETF ............................................... 264,540 13,703,172
a
Western Asset Core Plus Bond Fund, Class IS ............................. 4,166,707 38,250,366
a
Western Asset Short-Term Bond Fund, Class IS ............................ 6,348,356 22,790,599
194,030,850
Foreign Equity 15.1%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 3,128,719 25,749,355
a
Franklin International Core Equity (IU) Fund ............................... 9,395,111 81,737,464
a
Franklin International Growth Fund, Class R6 .............................. 948,947 12,051,628
iShares Core MSCI EAFE ETF ......................................... 218,547 11,510,870
a
Templeton Developing Markets Trust, Class R6 ............................. 1,085,518 16,554,144
a
Templeton Foreign Fund, Class R6 ...................................... 3,301,913 18,193,542
165,797,003
Foreign Fixed Income 1.5%
a
Franklin High Yield Corporate ETF ...................................... 319,831 6,861,526
a
Franklin International Aggregate Bond ETF ................................ 419,799 9,399,300
16,260,826
Total Investments In Underlying Funds (Cost $1,041,795,016) ....................
1,066,799,838
a a a a
Short Term Investments 3.1%
a
Money Market Funds 3.0%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 2.42% ................... 33,060,588 33,060,588
Total Money Market Funds (Cost $33,060,588) ..................................
33,060,588

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Growth Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 54 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.1%
c
Joint Repurchase Agreement, 2.933%, 10/03/22 (Maturity Value $590,753)
BNP Paribas Securities Corp. (Maturity Value $98,656)
Deutsche Bank Securities, Inc. (Maturity Value $196,112)
HSBC Securities (USA), Inc. (Maturity Value $295,985)
Collateralized by U.S. Government Agency Securities, 1.63% - 4%, 5/20/36 - 7/15/57;
and U.S. Treasury Notes, 1.5% - 3.35%, 10/31/22 - 8/15/25 (valued at $602,581) .. $ 590,609 $ 590,609
Total Repurchase Agreements (Cost $590,609) ..................................
590,609
Total Short Term Investments (Cost $33,651,197 ) ................................
33,651,197
a
Total Investments (Cost $1,075,446,213) 100.1% ................................
$1,100,451,035
Other Assets, less Liabilities (0.1)% ...........................................
(607,855)
Net Assets 100.0% ...........................................................
$1,099,843,180
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2022, all repurchase agreements had been entered into on that date.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), September 30, 2022
Franklin LifeSmart™ Retirement Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Investments In Underlying Funds 88.4%
Domestic Equity 22.7%
a
ClearBridge Tactical Dividend Income Fund, Class IS ........................ 224,295 $ 3,920,683
a
Franklin U.S. Core Equity (IU) Fund ..................................... 103,457 1,196,999
JPMorgan Equity Premium Income ETF .................................. 97,975 5,019,259
10,136,941
Domestic Fixed Income 54.9%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 250,056 2,122,974
a
Franklin Investment Grade Corporate ETF ................................. 129,279 2,637,292
a
Franklin U.S. Core Bond ETF .......................................... 196,719 4,125,748
a
Franklin U.S. Government Securities Fund, Class R6 ........................ 475,283 2,404,932
Schwab U.S. TIPS ETF ............................................... 26,298 1,362,236
a
Western Asset Income Fund, Class IS .................................... 1,359,597 6,811,582
a
Western Asset Short Duration High Income Fund, Class I ..................... 1,090,188 5,025,767
24,490,531
Foreign Equity 6.2%
iShares International Select Dividend ETF ................................. 70,004 1,577,190
a
Templeton Developing Markets Trust, Class R6 ............................. 25,692 391,810
a
Templeton Foreign Fund, Class R6 ...................................... 149,367 823,011
2,792,011
Foreign Fixed Income 4.6%
a
Franklin High Yield Corporate ETF ...................................... 94,880 2,035,518
Total Investments In Underlying Funds (Cost $46,823,697) .......................
39,455,001
Units
a a a a
Index-Linked Notes 10.7%
Capital Markets 10.7%
b,c
Credit Suisse AG, Senior Note, 144A, 32.518%, 3/04/24 ...................... 812 2,415,822
b,c
UBS AG, Senior Note, 144A, 10.2%, 11/07/22 .............................. 2,624 2,333,340
4,749,162
Total Index-Linked Notes (Cost $5,753,564) .....................................
4,749,162
Total Long Term Investments (Cost $52,577,261) ................................
44,204,163
a
a a a a
Short Term Investments 0.8%
Shares
a
Money Market Funds 0.8%
a,d
Institutional Fiduciary Trust - Money Market Portfolio, 2.42% ................... 355,239 355,239
Total Money Market Funds (Cost $355,239) .....................................
355,239
Total Short Term Investments (Cost $355,239 ) ..................................
355,239
a
Total Investments (Cost $52,932,500) 99.9% ....................................
$44,559,402
Other Assets, less Liabilities 0.1% .............................................
50,918
Net Assets 100.0% ...........................................................
$44,610,320

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ Retirement Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 54 .
a
See Note 3 regarding investments in FT Underlying Funds.
b
Security pays variable interest based on the distributions of the strategy index and proceeds earned from related equity derivatives. The coupon rate shown represents the combined rate at period end. Cash payment at maturity or upon early redemption is based on the performance of the strategy index.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2022, the aggregate value of these securities was $4,749,162, representing 10.7% of net assets.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), September 30, 2022
Franklin LifeSmart™ 2020 Retirement Target Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Investments In Underlying Funds 98.4%
Alternative Strategies 1.1%
a
Franklin Systematic Style Premia ETF .................................... 16,160 $ 346,147
Domestic Equity 33.2%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 31,035 995,602
a
Franklin Growth Fund, Class R6 ........................................ 22,327 2,371,623
a
Franklin U.S. Core Equity (IU) Fund ..................................... 460,861 5,332,162
a
Franklin U.S. Equity Index ETF ......................................... 16,725 521,937
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 34,978 1,280,545
a
Franklin U.S. Low Volatility High Dividend Index ETF ......................... 3,800 129,808
10,631,677
Domestic Fixed Income 46.9%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 122,892 1,043,353
a
Franklin Investment Grade Corporate ETF ................................. 34,678 707,431
a
Franklin U.S. Core Bond ETF .......................................... 269,188 5,645,626
a
Franklin U.S. Treasury Bond ETF ....................................... 74,498 1,550,303
iShares Floating Rate Bond ETF ........................................ 15,050 756,563
Schwab U.S. TIPS ETF ............................................... 21,529 1,115,202
a
Western Asset Core Plus Bond Fund, Class IS ............................. 339,834 3,119,678
a
Western Asset Short-Term Bond Fund, Class IS ............................ 297,169 1,066,836
15,004,992
Foreign Equity 13.1%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 88,577 728,988
a
Franklin International Core Equity (IU) Fund ............................... 221,693 1,928,730
a
Franklin International Growth Fund, Class R6 .............................. 23,157 294,098
iShares Core MSCI EAFE ETF ......................................... 5,879 309,647
a
Templeton Developing Markets Trust, Class R6 ............................. 30,449 464,349
a
Templeton Foreign Fund, Class R6 ...................................... 80,448 443,268
4,169,080
Foreign Fixed Income 4.1%
a
Franklin High Yield Corporate ETF ...................................... 26,263 563,436
a
Franklin International Aggregate Bond ETF ................................ 33,171 742,699
1,306,135
Total Investments In Underlying Funds (Cost $34,321,326) .......................
31,458,031
a a a a
Short Term Investments 1.4%
a
Money Market Funds 1.4%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 2.42% ................... 443,812 443,812
Total Money Market Funds (Cost $443,812) .....................................
443,812

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ 2020 Retirement Target Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 54 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.0%
†
c
Joint Repurchase Agreement, 2.933%, 10/03/22 (Maturity Value $11,655)
BNP Paribas Securities Corp. (Maturity Value $1,946)
Deutsche Bank Securities, Inc. (Maturity Value $3,869)
HSBC Securities (USA), Inc. (Maturity Value $5,840)
Collateralized by U.S. Government Agency Securities, 1.63% - 4%, 5/20/36 - 7/15/57;
and U.S. Treasury Notes, 1.5% - 3.35%, 10/31/22 - 8/15/25 (valued at $11,888) ... $ 11,652 $ 11,652
Total Repurchase Agreements (Cost $11,652) ...................................
11,652
Total Short Term Investments (Cost $455,464 ) ..................................
455,464
a
Total Investments (Cost $34,776,790) 99.8% ....................................
$31,913,495
Other Assets, less Liabilities 0.2% .............................................
71,331
Net Assets 100.0% ...........................................................
$31,984,826
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2022, all repurchase agreements had been entered into on that date.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), September 30, 2022
Franklin LifeSmart™ 2025 Retirement Target Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 54 .
a a
Shares
a
Value
a
Investments In Underlying Funds 98.4%
Alternative Strategies 1.1%
a
Franklin Systematic Style Premia ETF .................................... 53,983 $ 1,156,316
Domestic Equity 39.7%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 122,635 3,934,140
a
Franklin Growth Fund, Class R6 ........................................ 88,352 9,384,789
a
Franklin U.S. Core Equity (IU) Fund ..................................... 1,835,812 21,240,348
a
Franklin U.S. Equity Index ETF ......................................... 66,925 2,088,528
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 138,561 5,072,718
a
Franklin U.S. Low Volatility High Dividend Index ETF ......................... 14,875 508,130
42,228,653
Domestic Fixed Income 39.0%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 298,274 2,532,348
a
Franklin Investment Grade Corporate ETF ................................. 96,565 1,969,926
a
Franklin U.S. Core Bond ETF .......................................... 749,483 15,718,757
a
Franklin U.S. Treasury Bond ETF ....................................... 206,888 4,305,339
iShares Floating Rate Bond ETF ........................................ 41,950 2,108,827
Schwab U.S. TIPS ETF ............................................... 60,036 3,109,866
a
Western Asset Core Plus Bond Fund, Class IS ............................. 945,948 8,683,798
a
Western Asset Short-Term Bond Fund, Class IS ............................ 852,722 3,061,273
41,490,134
Foreign Equity 15.4%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 343,247 2,824,925
a
Franklin International Core Equity (IU) Fund ............................... 911,450 7,929,615
a
Franklin International Growth Fund, Class R6 .............................. 91,529 1,162,415
iShares Core MSCI EAFE ETF ......................................... 18,942 997,675
a
Templeton Developing Markets Trust, Class R6 ............................. 120,274 1,834,173
a
Templeton Foreign Fund, Class R6 ...................................... 318,494 1,754,905
16,503,708
Foreign Fixed Income 3.2%
a
Franklin High Yield Corporate ETF ...................................... 72,928 1,564,568
a
Franklin International Aggregate Bond ETF ................................ 80,583 1,804,253
3,368,821
Total Investments In Underlying Funds (Cost $110,931,788) ......................
104,747,632
a a a a
Short Term Investments 1.4%
a
Money Market Funds 1.4%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 2.42% ................... 1,525,561 1,525,561
Total Money Market Funds (Cost $1,525,561) ...................................
1,525,561
Total Short Term Investments (Cost $1,525,561 ) .................................
1,525,561
a
Total Investments (Cost $112,457,349) 99.8% ...................................
$106,273,193
Other Assets, less Liabilities 0.2% .............................................
188,205
Net Assets 100.0% ...........................................................
$106,461,398
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), September 30, 2022
Franklin LifeSmart™ 2030 Retirement Target Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds 98.4%
Alternative Strategies 1.1%
a
Franklin Systematic Style Premia ETF .................................... 26,611 $ 570,008
Domestic Equity 46.3%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 70,262 2,254,007
a
Franklin Growth Fund, Class R6 ........................................ 50,602 5,374,966
a
Franklin U.S. Core Equity (IU) Fund ..................................... 1,064,232 12,313,169
a
Franklin U.S. Equity Index ETF ......................................... 38,200 1,192,107
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 79,401 2,906,871
a
Franklin U.S. Low Volatility High Dividend Index ETF ......................... 8,550 292,068
24,333,188
Domestic Fixed Income 30.7%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 110,633 939,273
a
Franklin Investment Grade Corporate ETF ................................. 37,467 764,327
a
Franklin U.S. Core Bond ETF .......................................... 290,804 6,098,974
a
Franklin U.S. Treasury Bond ETF ....................................... 80,211 1,669,191
iShares Floating Rate Bond ETF ........................................ 16,250 816,887
Schwab U.S. TIPS ETF ............................................... 23,274 1,205,593
a
Western Asset Core Plus Bond Fund, Class IS ............................. 367,021 3,369,252
a
Western Asset Short-Term Bond Fund, Class IS ............................ 348,416 1,250,815
16,114,312
Foreign Equity 17.9%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 500,048 4,115,392
a
Franklin International Core Equity (IU) Fund ............................... 207,508 1,805,316
a
Franklin International Growth Fund, Class R6 .............................. 20,572 261,266
iShares Core MSCI EAFE ETF ......................................... 4,203 221,372
a
Templeton Developing Markets Trust, Class R6 ............................. 175,170 2,671,339
a
Templeton Foreign Fund, Class R6 ...................................... 71,517 394,061
9,468,746
Foreign Fixed Income 2.4%
a
Franklin High Yield Corporate ETF ...................................... 28,258 606,236
a
Franklin International Aggregate Bond ETF ................................ 29,875 668,901
1,275,137
Total Investments In Underlying Funds (Cost $54,457,164) .......................
51,761,391
a a a a
Short Term Investments 1.5%
a
Money Market Funds 1.4%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 2.42% ................... 718,973 718,973
Total Money Market Funds (Cost $718,973) .....................................
718,973

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ 2030 Retirement Target Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 54 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.1%
c
Joint Repurchase Agreement, 2.933%, 10/03/22 (Maturity Value $43,957)
BNP Paribas Securities Corp. (Maturity Value $7,341)
Deutsche Bank Securities, Inc. (Maturity Value $14,592)
HSBC Securities (USA), Inc. (Maturity Value $22,024)
Collateralized by U.S. Government Agency Securities, 1.63% - 4%, 5/20/36 - 7/15/57;
and U.S. Treasury Notes, 1.5% - 3.35%, 10/31/22 - 8/15/25 (valued at $44,837) ... $ 43,947 $ 43,947
Total Repurchase Agreements (Cost $43,947) ...................................
43,947
Total Short Term Investments (Cost $762,920 ) ..................................
762,920
a
Total Investments (Cost $55,220,084) 99.9% ....................................
$52,524,311
Other Assets, less Liabilities 0.1% .............................................
81,521
Net Assets 100.0% ...........................................................
$52,605,832
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2022, all repurchase agreements had been entered into on that date.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), September 30, 2022
Franklin LifeSmart™ 2035 Retirement Target Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.3%
Alternative Strategies 1.1%
a
Franklin Systematic Style Premia ETF .................................... 52,750 $ 1,129,905
Domestic Equity 52.1%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 157,266 5,045,103
a
Franklin Growth Fund, Class R6 ........................................ 113,278 12,032,364
a
Franklin U.S. Core Equity (IU) Fund ..................................... 2,272,563 26,293,560
a
Franklin U.S. Equity Index ETF ......................................... 85,950 2,682,242
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 202,476 7,412,646
a
Franklin U.S. Low Volatility High Dividend Index ETF ......................... 19,075 651,602
54,117,517
Domestic Fixed Income 22.8%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 183,168 1,555,099
a
Franklin Investment Grade Corporate ETF ................................. 54,221 1,106,108
a
Franklin U.S. Core Bond ETF .......................................... 420,840 8,826,193
a
Franklin U.S. Treasury Bond ETF ....................................... 115,462 2,402,764
iShares Floating Rate Bond ETF ........................................ 23,550 1,183,858
Schwab U.S. TIPS ETF ............................................... 33,691 1,745,194
a
Western Asset Core Plus Bond Fund, Class IS ............................. 531,240 4,876,780
a
Western Asset Short-Term Bond Fund, Class IS ............................ 546,064 1,960,370
23,656,366
Foreign Equity 20.4%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 436,724 3,594,239
a
Franklin International Core Equity (IU) Fund ............................... 1,180,882 10,273,674
a
Franklin International Growth Fund, Class R6 .............................. 117,017 1,486,112
iShares Core MSCI EAFE ETF ......................................... 21,685 1,142,149
a
Templeton Developing Markets Trust, Class R6 ............................. 154,936 2,362,777
a
Templeton Foreign Fund, Class R6 ...................................... 407,152 2,243,409
21,102,360
Foreign Fixed Income 1.9%
a
Franklin High Yield Corporate ETF ...................................... 40,695 873,054
a
Franklin International Aggregate Bond ETF ................................ 49,462 1,107,454
1,980,508
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$104,608,477) ...............................................................
101,986,656
a a a a
Short Term Investments 1.6%
a
Money Market Funds 1.6%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 2.42% ................... 1,636,399 1,636,399
Total Money Market Funds (Cost $1,636,399) ...................................
1,636,399

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ 2035 Retirement Target Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 54 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.0%
†
c
Joint Repurchase Agreement, 2.933%, 10/03/22 (Maturity Value $50,038)
BNP Paribas Securities Corp. (Maturity Value $8,356)
Deutsche Bank Securities, Inc. (Maturity Value $16,611)
HSBC Securities (USA), Inc. (Maturity Value $25,071)
Collateralized by U.S. Government Agency Securities, 1.63% - 4%, 5/20/36 - 7/15/57;
and U.S. Treasury Notes, 1.5% - 3.35%, 10/31/22 - 8/15/25 (valued at $51,040) ... $ 50,025 $ 50,025
Total Repurchase Agreements (Cost $50,025) ...................................
50,025
Total Short Term Investments (Cost $1,686,424 ) .................................
1,686,424
a
Total Investments (Cost $106,294,901) 99.9% ...................................
$103,673,080
Other Assets, less Liabilities 0.1% .............................................
110,083
Net Assets 100.0% ...........................................................
$103,783,163
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2022, all repurchase agreements had been entered into on that date.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), September 30, 2022
Franklin LifeSmart™ 2040 Retirement Target Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds 98.1%
Alternative Strategies 1.1%
a
Franklin Systematic Style Premia ETF .................................... 18,987 $ 406,701
Domestic Equity 58.4%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 63,245 2,028,903
a
Franklin Growth Fund, Class R6 ........................................ 45,474 4,830,203
a
Franklin U.S. Core Equity (IU) Fund ..................................... 831,412 9,619,441
a
Franklin U.S. Equity Index ETF ......................................... 34,500 1,076,641
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 106,142 3,885,859
a
Franklin U.S. Low Volatility High Dividend Index ETF ......................... 7,725 263,886
21,704,933
Domestic Fixed Income 15.3%
a
Franklin Investment Grade Corporate ETF ................................. 13,828 282,091
a
Franklin U.S. Core Bond ETF .......................................... 107,277 2,249,899
a
Franklin U.S. Treasury Bond ETF ....................................... 29,346 610,690
iShares Floating Rate Bond ETF ........................................ 6,000 301,620
Schwab U.S. TIPS ETF ............................................... 8,581 444,496
a
Western Asset Core Plus Bond Fund, Class IS ............................. 135,431 1,243,254
a
Western Asset Short-Term Bond Fund, Class IS ............................ 155,103 556,818
5,688,868
Foreign Equity 22.7%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 175,948 1,448,051
a
Franklin International Core Equity (IU) Fund ............................... 471,527 4,102,288
a
Franklin International Growth Fund, Class R6 .............................. 47,191 599,329
iShares Core MSCI EAFE ETF ......................................... 9,434 496,889
a
Templeton Developing Markets Trust, Class R6 ............................. 61,875 943,599
a
Templeton Foreign Fund, Class R6 ...................................... 164,117 904,287
8,494,443
Foreign Fixed Income 0.6%
a
Franklin High Yield Corporate ETF ...................................... 10,348 222,002
Total Investments In Underlying Funds (Cost $36,997,617) .......................
36,516,947
a a a a
Short Term Investments 1.8%
a
Money Market Funds 1.7%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 2.42% ................... 634,722 634,722
Total Money Market Funds (Cost $634,722) .....................................
634,722

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ 2040 Retirement Target Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 54 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.1%
c
Joint Repurchase Agreement, 2.933%, 10/03/22 (Maturity Value $35,413)
BNP Paribas Securities Corp. (Maturity Value $5,914)
Deutsche Bank Securities, Inc. (Maturity Value $11,756)
HSBC Securities (USA), Inc. (Maturity Value $17,743)
Collateralized by U.S. Government Agency Securities, 1.63% - 4%, 5/20/36 - 7/15/57;
and U.S. Treasury Notes, 1.5% - 3.35%, 10/31/22 - 8/15/25 (valued at $36,122) ... $ 35,404 $ 35,404
Total Repurchase Agreements (Cost $35,404) ...................................
35,404
Total Short Term Investments (Cost $670,126 ) ..................................
670,126
a
Total Investments (Cost $37,667,743) 99.9% ....................................
$37,187,073
Other Assets, less Liabilities 0.1% .............................................
29,645
Net Assets 100.0% ...........................................................
$37,216,718
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2022, all repurchase agreements had been entered into on that date.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), September 30, 2022
Franklin LifeSmart™ 2045 Retirement Target Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds 98.4%
Alternative Strategies 1.1%
a
Franklin Systematic Style Premia ETF .................................... 35,809 $ 767,029
Domestic Equity 63.8%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 129,410 4,151,472
a
Franklin Growth Fund, Class R6 ........................................ 93,244 9,904,430
a
Franklin U.S. Core Equity (IU) Fund ..................................... 1,788,819 20,696,636
a
Franklin U.S. Equity Index ETF ......................................... 70,725 2,207,115
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 189,417 6,934,556
a
Franklin U.S. Low Volatility High Dividend Index ETF ......................... 15,700 536,312
44,430,521
Domestic Fixed Income 8.4%
a
Franklin U.S. Core Bond ETF .......................................... 133,511 2,800,100
a
Western Asset Core Plus Bond Fund, Class IS ............................. 298,541 2,740,603
a
Western Asset Short-Term Bond Fund, Class IS ............................ 105,219 377,736
5,918,439
Foreign Equity 25.1%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 361,271 2,973,260
a
Franklin International Core Equity (IU) Fund ............................... 957,585 8,330,991
a
Franklin International Growth Fund, Class R6 .............................. 96,694 1,228,012
iShares Core MSCI EAFE ETF ......................................... 19,902 1,048,238
a
Templeton Developing Markets Trust, Class R6 ............................. 127,324 1,941,687
a
Templeton Foreign Fund, Class R6 ...................................... 336,289 1,852,951
17,375,139
Total Investments In Underlying Funds (Cost $68,221,792) .......................
68,491,128
a a a a
Short Term Investments 1.8%
a
Money Market Funds 1.7%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 2.42% ................... 1,153,664 1,153,664
Total Money Market Funds (Cost $1,153,664) ...................................
1,153,664
Principal
Amount
Repurchase Agreements 0.1%
c
Joint Repurchase Agreement, 2.933%, 10/03/22 (Maturity Value $72,183)
BNP Paribas Securities Corp. (Maturity Value $12,055)
Deutsche Bank Securities, Inc. (Maturity Value $23,962)
HSBC Securities (USA), Inc. (Maturity Value $36,166)
Collateralized by U.S. Government Agency Securities, 1.63% - 4%, 5/20/36 - 7/15/57;
and U.S. Treasury Notes, 1.5% - 3.35%, 10/31/22 - 8/15/25 (valued at $73,628) ... $ 72,165 72,165
Total Repurchase Agreements (Cost $72,165) ...................................
72,165
Total Short Term Investments (Cost $1,225,829 ) .................................
1,225,829
a
Total Investments (Cost $69,447,621) 100.2% ...................................
$69,716,957
Other Assets, less Liabilities (0.2)% ...........................................
(80,607)
Net Assets 100.0% ...........................................................
$69,636,350

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ 2045 Retirement Target Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 54 .
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2022, all repurchase agreements had been entered into on that date.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), September 30, 2022
Franklin LifeSmart™ 2050 Retirement Target Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 54 .
a a
Shares
a
Value
a
Investments In Underlying Funds 98.2%
Alternative Strategies 1.1%
a
Franklin Systematic Style Premia ETF .................................... 15,538 $ 332,824
Domestic Equity 66.9%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 59,080 1,895,299
a
Franklin Growth Fund, Class R6 ........................................ 42,568 4,521,560
a
Franklin U.S. Core Equity (IU) Fund ..................................... 737,835 8,536,756
a
Franklin U.S. Equity Index ETF ......................................... 32,350 1,009,546
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 113,172 4,143,227
a
Franklin U.S. Low Volatility High Dividend Index ETF ......................... 7,150 244,244
20,350,632
Domestic Fixed Income 3.9%
a
Franklin U.S. Core Bond ETF .......................................... 24,625 516,455
a
Western Asset Core Plus Bond Fund, Class IS ............................. 55,099 505,813
a
Western Asset Short-Term Bond Fund, Class IS ............................ 45,830 164,528
1,186,796
Foreign Equity 26.3%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 166,373 1,369,249
a
Franklin International Core Equity (IU) Fund ............................... 445,484 3,875,710
a
Franklin International Growth Fund, Class R6 .............................. 44,160 560,838
iShares Core MSCI EAFE ETF ......................................... 8,734 460,020
a
Templeton Developing Markets Trust, Class R6 ............................. 58,088 885,840
a
Templeton Foreign Fund, Class R6 ...................................... 153,559 846,109
7,997,766
Total Investments In Underlying Funds (Cost $29,811,215) .......................
29,868,018
a a a a
Short Term Investments 1.8%
a
Money Market Funds 1.6%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 2.42% ................... 498,172 498,172
Total Money Market Funds (Cost $498,172) .....................................
498,172
Principal
Amount
Repurchase Agreements 0.2%
c
Joint Repurchase Agreement, 2.933%, 10/03/22 (Maturity Value $61,676)
BNP Paribas Securities Corp. (Maturity Value $10,299)
Deutsche Bank Securities, Inc. (Maturity Value $20,475)
HSBC Securities (USA), Inc. (Maturity Value $30,902)
Collateralized by U.S. Government Agency Securities, 1.63% - 4%, 5/20/36 - 7/15/57;
and U.S. Treasury Notes, 1.5% - 3.35%, 10/31/22 - 8/15/25 (valued at $62,910) ... $ 61,661 61,661
Total Repurchase Agreements (Cost $61,661) ...................................
61,661
Total Short Term Investments (Cost $559,833 ) ..................................
559,833
a
Total Investments (Cost $30,371,048) 100.0% ...................................
$30,427,851
Other Assets, less Liabilities 0.0%
†
............................................
619
Net Assets 100.0% ...........................................................
$30,428,470
†
Rounds to less than 0.1% of net assets.
a
See Not e 3 r egarding investments in FT Underlying Funds.

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ 2050 Retirement Target Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

b
The rate shown is the annualized seven-day effective yield at period end.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30,
2022, all repurchase agreements had been entered into on that date.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), September 30, 2022
Franklin LifeSmart™ 2055 Retirement Target Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 54 .
a a
Shares
a
Value
a
Investments In Underlying Funds 98.7%
Alternative Strategies 1.1%
a
Franklin Systematic Style Premia ETF .................................... 11,163 $ 239,111
Domestic Equity 67.3%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 42,437 1,361,377
a
Franklin Growth Fund, Class R6 ........................................ 30,574 3,247,537
a
Franklin U.S. Core Equity (IU) Fund ..................................... 485,052 5,612,049
a
Franklin U.S. Equity Index ETF ......................................... 22,950 716,201
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 93,024 3,405,609
a
Franklin U.S. Low Volatility High Dividend Index ETF ......................... 5,125 175,070
14,517,843
Domestic Fixed Income 4.0%
a
Franklin U.S. Core Bond ETF .......................................... 17,671 370,610
a
Western Asset Core Plus Bond Fund, Class IS ............................. 39,669 364,158
a
Western Asset Short-Term Bond Fund, Class IS ............................ 32,992 118,443
853,211
Foreign Equity 26.3%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 116,313 957,258
a
Franklin International Core Equity (IU) Fund ............................... 317,730 2,764,251
a
Franklin International Growth Fund, Class R6 .............................. 31,777 403,565
iShares Core MSCI EAFE ETF ......................................... 5,730 301,799
a
Templeton Developing Markets Trust, Class R6 ............................. 41,785 637,227
a
Templeton Foreign Fund, Class R6 ...................................... 110,392 608,260
5,672,360
Total Investments In Underlying Funds (Cost $22,027,193) .......................
21,282,525
a a a a
Short Term Investments 1.4%
a
Money Market Funds 1.4%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 2.42% ................... 305,699 305,699
Total Money Market Funds (Cost $305,699) .....................................
305,699
Total Short Term Investments (Cost $305,699 ) ..................................
305,699
a
Total Investments (Cost $22,332,892) 100.1% ...................................
$21,588,224
Other Assets, less Liabilities (0.1)% ...........................................
(26,646)
Net Assets 100.0% ...........................................................
$21,561,578
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), September 30, 2022
Franklin LifeSmart™ 2060 Retirement Target Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 54 .
a a
Shares
a
Value
a
Investments In Underlying Funds 96.6%
Alternative Strategies 1.1%
a
Franklin Systematic Style Premia ETF .................................... 1,169 $ 25,040
Domestic Equity 65.9%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 4,268 136,905
a
Franklin Growth Fund, Class R6 ........................................ 3,075 326,590
a
Franklin U.S. Core Equity (IU) Fund ..................................... 46,772 541,154
a
Franklin U.S. Equity Index ETF ......................................... 2,325 72,556
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 9,905 362,622
a
Franklin U.S. Low Volatility High Dividend Index ETF ......................... 650 22,204
1,462,031
Domestic Fixed Income 4.0%
a
Franklin U.S. Core Bond ETF .......................................... 1,850 38,799
a
Western Asset Core Plus Bond Fund, Class IS ............................. 4,028 36,980
a
Western Asset Short-Term Bond Fund, Class IS ............................ 3,457 12,411
88,190
Foreign Equity 25.6%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 11,694 96,242
a
Franklin International Core Equity (IU) Fund ............................... 30,591 266,144
a
Franklin International Growth Fund, Class R6 .............................. 3,187 40,473
iShares Core MSCI EAFE ETF ......................................... 739 38,923
a
Templeton Developing Markets Trust, Class R6 ............................. 4,197 64,008
a
Templeton Foreign Fund, Class R6 ...................................... 11,192 61,667
567,457
Total Investments In Underlying Funds (Cost $2,579,768) ........................
2,142,718
a a a a
Short Term Investments 2.7%
a
Money Market Funds 2.7%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 2.42% ................... 59,229 59,229
Total Money Market Funds (Cost $59,229) ......................................
59,229
Total Short Term Investments (Cost $59,229 ) ...................................
59,229
a
Total Investments (Cost $2,638,997) 99.3% .....................................
$2,201,947
Other Assets, less Liabilities 0.7% .............................................
17,002
Net Assets 100.0% ...........................................................
$2,218,949
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), September 30, 2022
Franklin Moderate Allocation Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds 97.1%
Alternative Strategies 1.1%
a
Franklin Systematic Style Premia ETF .................................... 788,623 $ 16,892,305
Domestic Equity 45.3%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 2,049,989 65,763,639
a
Franklin Growth Fund, Class R6 ........................................ 1,476,024 156,783,230
a
Franklin U.S. Core Equity (IU) Fund ..................................... 30,958,811 358,193,445
a
Franklin U.S. Equity Index ETF ......................................... 1,121,125 34,986,948
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 2,316,917 84,822,332
a
Franklin U.S. Low Volatility High Dividend Index ETF ......................... 249,425 8,520,358
709,069,952
Domestic Fixed Income 36.9%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 3,277,114 27,822,701
a
Franklin Investment Grade Corporate ETF ................................. 1,331,973 27,172,249
a
Franklin U.S. Core Bond ETF .......................................... 10,335,391 216,762,088
a
Franklin U.S. Treasury Bond ETF ....................................... 2,859,972 59,516,017
iShares Floating Rate Bond ETF ........................................ 579,150 29,113,871
Schwab U.S. TIPS ETF ............................................... 828,092 42,895,166
a
Western Asset Core Plus Bond Fund, Class IS ............................. 13,044,740 119,750,715
a
Western Asset Short-Term Bond Fund, Class IS ............................ 14,203,255 50,989,685
574,022,492
Foreign Equity 11.1%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 3,299,139 27,151,914
a
Franklin International Core Equity (IU) Fund ............................... 9,919,791 86,302,183
a
Franklin International Growth Fund, Class R6 .............................. 995,422 12,641,860
iShares Core MSCI EAFE ETF ......................................... 230,172 12,123,159
a
Templeton Developing Markets Trust, Class R6 ............................. 1,133,942 17,292,622
a
Templeton Foreign Fund, Class R6 ...................................... 3,463,074 19,081,537
174,593,275
Foreign Fixed Income 2.7%
a
Franklin High Yield Corporate ETF ...................................... 1,008,120 21,627,803
a
Franklin International Aggregate Bond ETF ................................ 885,688 19,830,554
41,458,357
Total Investments In Underlying Funds (Cost $1,553,209,702) ....................
1,516,036,381
a a a a
Short Term Investments 2.8%
a
Money Market Funds 2.8%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 2.42% ................... 43,510,350 43,510,350
Total Money Market Funds (Cost $43,510,350) ..................................
43,510,350

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Moderate Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 54 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.0%
†
c
Joint Repurchase Agreement, 2.933%, 10/03/22 (Maturity Value $191,369)
BNP Paribas Securities Corp. (Maturity Value $31,958)
Deutsche Bank Securities, Inc. (Maturity Value $63,529)
HSBC Securities (USA), Inc. (Maturity Value $95,882)
Collateralized by U.S. Government Agency Securities, 1.63% - 4%, 5/20/36 - 7/15/57;
and U.S. Treasury Notes, 1.5% - 3.35%, 10/31/22 - 8/15/25 (valued at $195,200) .. $ 191,322 $ 191,322
Total Repurchase Agreements (Cost $191,322) ..................................
191,322
Total Short Term Investments (Cost $43,701,672 ) ................................
43,701,672
a
Total Investments (Cost $1,596,911,374) 99.9% ..................................
$1,559,738,053
Other Assets, less Liabilities 0.1% .............................................
1,813,363
Net Assets 100.0% ...........................................................
$1,561,551,416
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2022, all repurchase agreements had been entered into on that date.

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
1. Organization
Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of eighteen separate funds, fifteen of which are included in this report (Funds)
and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
Certain or all Funds invest primarily in mutual funds (Underlying Funds) and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds).
The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying
Funds’ shareholder reports, in which each Fund invests, is available on the U.S. Securities and Exchange Commission (SEC)
website at sec.gov. The Underlying Funds’ shareholder reports are not covered by this report.
2. Financial Instrument Valuation
The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds’ investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Investments in the Underlying Funds are valued at their closing NAV each trading day. ETFs listed on an exchange or on the
NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.
Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At September 30, 2022, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Investments in FT Underlying Funds
Certain or all Funds invest in FT Underlying Funds which are managed by Franklin Advisers, Inc. (Advisers), an affiliate of FT
Services or an affiliate of Advisers. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such Underlying Fund. The Funds do not invest in Underlying Funds for the purpose of exercising a controlling influence over the management or policies.
Investments in FT Underlying Funds for the nine months ended September 30, 2022, were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Conservative Allocation Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS $ 33,637,163 $ 9,404,331 $ (5,718,913) $ (958,392) $ (7,812,453) $ 28,551,736 3,362,984 $ 698,615
ClearBridge Large Cap Value Fund,
Class IS ................. 61,114,060 2,941,887 (29,448,525) 255,921 (8,427,653) 26,435,690 824,055 396,790
Franklin Emerging Market Core
Equity (IU) Fund ........... 12,651,929 4,179,478 (1,991,813) (264,505) (3,591,160) 10,983,929 1,334,621 239,056
Franklin FTSE Europe ETF .... 5,320,689 189,357 (4,738,896) 646,220 (1,417,370) — — —
Franklin Growth Fund, Class R6 . 125,309,415 13,041,346 (42,088,044) 11,816,041 (45,045,539) 63,033,219 593,421 —
2. Financial Instrument Valuation
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Conservative Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin High Yield Corporate ETF $ 58,685,736 $ 4,691,264 $ (34,536,905) $ (4,661,302) $ (3,762,303) $ 20,416,490 951,658 $ 1,600,329
Franklin International Aggregate
Bond ETF ................ 33,062,382 1,700,160 (12,250,626) (768,539) (1,392,748) 20,350,629 908,916 371,147
Franklin International Core Equity
(IU) Fund ................ 57,733,541 8,199,423 (14,560,770) (3,010,676) (14,043,787) 34,317,731 3,944,567 738,581
Franklin International Growth Fund,
Class R6 ................ 10,394,454 2,141,673 (3,400,665) (108,880) (3,990,274) 5,036,308 396,560 —
Franklin Investment Grade
Corporate ETF ............ 25,959,352 21,274,501 (15,096,034) (2,428,370) (4,250,473) 25,458,976 1,247,989 728,392
Franklin Senior Loan ETF ..... 32,653,456 620,178 (32,533,572) (808,194) 68,132 — — 287,088
Franklin Systematic Style Premia
ETF .................... 7,045,368 6,197,008 (2,703,856) (506,689) 382,594 10,414,425 486,201 —
Franklin U.S. Core Bond ETF ... 292,437,229 40,014,078 (87,340,830) (6,015,918) (35,992,580) 203,101,979 9,684,066 4,065,021
Franklin U.S. Core Equity (IU) Fund 247,730,250 22,171,120 (76,278,905) (5,035,287) (44,405,335) 144,181,843 12,461,698 1,487,717
Franklin U.S. Equity Index ETF . — 14,335,754 — — (226,289) 14,109,465 452,125 —
Franklin U.S. Large Cap Multifactor
Index ETF ............... 24,230,091 36,543,189 (19,835,816) 303,843 (7,140,813) 34,100,494 931,453 426,638
Franklin U.S. Low Volatility High
Dividend Index ETF ......... — 3,795,680 (33,499) (492) (333,733) 3,427,956 100,350 —
Franklin U.S. Treasury Bond ETF 52,179,875 21,800,440 (10,793,256) (1,434,398) (5,570,614) 56,182,047 2,699,762 553,333
Institutional Fiduciary Trust - Money
Market Portfolio, 2.42% ....... 85 171,726,091 (145,254,858) — — 26,471,318 26,471,318 143,730
Templeton Developing Markets
Trust, Class R6 ............ 13,335,719 4,766,394 (7,207,257) (1,036,003) (2,896,397) 6,962,456 456,554 —
Templeton Foreign Fund, Class R6 20,687,681 530,190 (11,403,092) 1,708,826 (3,921,798) 7,601,807 1,379,638 —
Western Asset Core Plus Bond
Fund, Class IS ............ 98,441,245 63,166,021 (16,799,233) (3,448,837) (29,155,286) 112,203,910 12,222,648 2,771,067
Western Asset Short-Term Bond
Fund, Class IS ............ 39,225,398 17,733,531 (11,072,329) (689,143) (2,756,817) 42,440,640 11,821,905 681,387
Total Non-Controlled Affiliates $1,251,835,118 $471,163,094 $(585,087,694) $(16,444,774) $(225,682,696) $895,783,048 $15,188,891
Total Affiliated Securities .... $1,251,835,118 $471,163,094 $(585,087,694) $(16,444,774) $(225,682,696) $895,783,048 $15,188,891
Franklin Corefolio Allocation Fund
Non-Controlled Affiliates
Franklin Growth Fund, Class R6 . 281,944,606 — (7,300,948) (1,283,982) (81,628,071) 191,731,605 1,805,042 —
Franklin Growth Opportunities
Fund, Class R6 ............ 273,136,240 — (4,564,705) (1,451,191) (99,373,568) 167,746,776 4,068,561 —
Franklin Mutual Shares Fund, Class
R6 ..................... 266,876,929 — (30,779,582) (2,333,081) (42,846,034) 190,918,232 8,642,745 —
Institutional Fiduciary Trust - Money
Market Portfolio, 2.42% ....... 1 13,537,497 (13,488,798) — — 48,700 48,700 721
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Corefolio Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Templeton Growth Fund, Inc., Class
R6 ..................... $ 246,916,091 $ — $ (5,401,681) $ (548,316) $ (54,816,679) $ 186,149,415 9,870,064 $ —
Total Non-Controlled Affiliates $1,068,873,867 $13,537,497 $(61,535,714) $(5,616,570) $(278,664,352) $736,594,728 $721
Total Affiliated Securities .... $1,068,873,867 $13,537,497 $(61,535,714) $(5,616,570) $(278,664,352) $736,594,728 $721
Franklin Growth Allocation Fund
Controlled Affiliates
Franklin Emerging Market Core
Equity (IU) Fund ........... 36,381,032 4,536,462 (5,698,714) (601,530) (8,867,895) 25,749,355 3,128,719 535,891
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 15,093,015 4,624,958 (2,542,647) (288,673) (3,699,643) 13,187,010 1,553,240 319,013
ClearBridge Large Cap Value Fund,
Class IS ................. 131,860,456 1,106,237 (51,860,932) 603,551 (18,622,392) 63,086,920 1,966,550 894,093
Franklin FTSE Europe ETF .... 12,275,904 42,824 (10,547,785) 1,049,970 (2,820,913) — — —
Franklin Growth Fund, Class R6 . 280,777,716 6,361,922 (62,074,109) 16,269,731 (90,918,297) 150,416,963 1,416,089 —
Franklin High Yield Corporate ETF 15,565,438 5,143,389 (11,385,210) (1,413,367) (1,048,724) 6,861,526 319,831 464,982
Franklin International Aggregate
Bond ETF ................ 14,792,817 1,132,967 (5,549,153) (342,512) (634,819) 9,399,300 419,799 168,650
Franklin International Core Equity
(IU) Fund ................ 136,932,223 14,021,497 (29,772,899) (5,612,982) (33,830,375) 81,737,464 9,395,111 1,656,956
Franklin International Growth Fund,
Class R6 ................ 23,985,853 5,390,137 (7,612,140) (587,709) (9,124,513) 12,051,628 948,947 —
Franklin Investment Grade
Corporate ETF ............ 6,884,794 8,241,631 (4,453,448) (913,147) (1,080,711) 8,679,119 425,447 216,610
Franklin Senior Loan ETF ..... 8,660,766 704,767 (9,167,448) (218,010) 19,925 — — 75,909
Franklin Systematic Style Premia
ETF .................... 7,880,850 7,137,240 (2,885,239) (537,398) 405,252 12,000,705 560,257 —
Franklin U.S. Core Bond ETF ... 77,699,812 31,005,665 (27,057,406) (2,087,377) (10,321,868) 69,238,826 3,301,363 1,186,084
Franklin U.S. Core Equity (IU) Fund 413,400,541 2,896,596 (1,626,379) (355,931) (96,004,911) 318,309,916 27,511,661 2,896,595
Franklin U.S. Equity Index ETF . — 34,071,294 — — (537,812) 33,533,482 1,074,550 —
Franklin U.S. Large Cap Multifactor
Index ETF ............... 50,391,751 86,812,204 (11,153,462) 469,557 (21,320,263) 105,199,787 2,873,526 1,280,466
Franklin U.S. Low Volatility High
Dividend Index ETF ......... — 8,999,124 (40,777) 176 (795,137) 8,163,386 238,975 —
Franklin U.S. Treasury Bond ETF 13,839,484 11,490,345 (4,352,654) (391,042) (1,704,325) 18,881,808 907,343 169,084
Institutional Fiduciary Trust - Money
Market Portfolio, 2.42% ....... 93 172,728,059 (139,667,564) — — 33,060,588 33,060,588 170,284
Templeton Developing Markets
Trust, Class R6 ............ 36,284,239 4,836,505 (14,606,519) (2,616,994) (7,343,087) 16,554,144 1,085,518 —
Templeton Foreign Fund, Class R6 49,038,723 3,044,702 (28,661,814) 2,767,281 (7,995,350) 18,193,542 3,301,913 —
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Growth Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Core Plus Bond
Fund, Class IS ............ $ 26,186,655 $ 28,089,114 $ (6,427,355) $ (1,210,955) $ (8,387,093) $ 38,250,366 4,166,707 $ 822,439
Western Asset Short-Term Bond
Fund, Class IS ............ 10,432,054 19,437,220 (5,521,519) (321,512) (1,235,644) 22,790,599 6,348,356 324,528
Total Non-Controlled Affiliates $1,331,983,184 $457,318,397 $(436,966,459) $4,262,657 $(317,000,700) $1,039,597,079 $10,645,693
Total Affiliated Securities .... $1,368,364,216 $461,854,859 $(442,665,173) $3,661,127 $(325,868,595) $1,065,346,434 $11,181,584
Franklin LifeSmart™ Retirement Income Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS — 2,927,058 (142,671) (13,859) (647,554) 2,122,974 250,056 52,023
BrandywineGLOBAL - Global
Opportunities Bond Fund - USD
Hedged, Class IS ........... 2,864,272 — (2,843,896) (205,165) 184,789 — — —
ClearBridge Tactical Dividend
Income Fund, Class IS ....... 4,644,204 999,811 (725,513) (50,713) (947,106) 3,920,683 224,295 149,578
Franklin High Yield Corporate ETF 2,877,203 131,637 (451,333) (81,913) (440,076) 2,035,518 94,880 101,163
Franklin Investment Grade
Corporate ETF ............ 3,435,358 194,407 (268,667) (54,909) (668,897) 2,637,292 129,279 77,285
Franklin U.S. Core Bond ETF ... 5,216,759 198,002 (438,543) (48,034) (802,436) 4,125,748 196,719 84,486
Franklin U.S. Core Equity (IU) Fund 2,308,371 117,344 (773,650) 149,665 (604,731) 1,196,999 103,457 12,196
Franklin U.S. Government
Securities Fund, Class R6 ..... 5,769,024 421,028 (3,194,761) (325,336) (265,023) 2,404,932 475,283 80,483
Institutional Fiduciary Trust - Money
Market Portfolio, 2.42% ....... 515,239 14,859,067 (15,019,067) — — 355,239 355,239 2,273
Templeton Developing Markets
Trust, Class R6 ............ 550,869 27,380 (5,917) (2,361) (178,161) 391,810 25,692 —
Templeton Foreign Fund, Class R6 1,160,475 — (105,305) 8,761 (240,920) 823,011 149,367 —
Western Asset Income Fund, Class
IS ..................... 5,753,705 2,698,084 (531,228) (70,818) (1,038,161) 6,811,582 1,359,597 238,262
Western Asset Short Duration High
Income Fund, Class I ........ 5,227,049 1,029,955 (481,701) (48,043) (701,493) 5,025,767 1,090,188 221,412
Total Non-Controlled Affiliates $40,322,528 $23,603,773 $(24,982,252) $(742,725) $(6,349,769) $31,851,555 $1,019,161
Total Affiliated Securities .... $40,322,528 $23,603,773 $(24,982,252) $(742,725) $(6,349,769) $31,851,555 $1,019,161
Franklin LifeSmart™ 2020 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 1,213,493 357,469 (207,533) (35,589) (284,487) 1,043,353 122,892 25,461
ClearBridge Large Cap Value Fund,
Class IS ................. 2,169,022 65,323 (945,676) 12,774 (305,841) 995,602 31,035 14,812
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2020 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin Emerging Market Core
Equity (IU) Fund ........... $ 630,569 $ 426,863 $ (84,292) $ (9,045) $ (235,107) $ 728,988 88,577 $ 15,544
Franklin FTSE Europe ETF .... 253,373 10,079 (226,077) 39,689 (77,064) — — —
Franklin Growth Fund, Class R6 . 4,373,598 500,502 (1,319,817) 155,681 (1,338,341) 2,371,623 22,327 —
Franklin High Yield Corporate ETF 1,595,822 166,240 (966,681) (124,898) (107,047) 563,436 26,263 44,473
Franklin International Aggregate
Bond ETF ................ 1,183,504 78,121 (440,499) (28,071) (50,356) 742,699 33,171 13,526
Franklin International Core Equity
(IU) Fund ................ 2,866,263 573,303 (610,576) (129,360) (770,900) 1,928,730 221,693 39,840
Franklin International Growth Fund,
Class R6 ................ 496,395 130,863 (122,342) (14,349) (196,469) 294,098 23,157 —
Franklin Investment Grade
Corporate ETF ............ 705,533 602,256 (416,324) (72,292) (111,742) 707,431 34,678 20,281
Franklin Senior Loan ETF ..... 887,464 26,766 (893,869) (22,034) 1,673 — — 7,885
Franklin Systematic Style Premia
ETF .................... 229,241 204,684 (83,794) (15,408) 11,424 346,147 16,160 —
Franklin U.S. Core Bond ETF ... 7,966,338 1,268,098 (2,429,792) (173,549) (985,469) 5,645,626 269,188 112,965
Franklin U.S. Core Equity (IU) Fund 8,822,202 386,100 (2,116,176) (98,100) (1,661,864) 5,332,162 460,861 52,416
Franklin U.S. Equity Index ETF . — 530,308 — — (8,371) 521,937 16,725 —
Franklin U.S. Large Cap Multifactor
Index ETF ............... 881,483 1,279,780 (623,011) 16,490 (274,197) 1,280,545 34,978 17,022
Franklin U.S. Low Volatility High
Dividend Index ETF ......... — 142,407 — — (12,599) 129,808 3,800 —
Franklin U.S. Treasury Bond ETF 1,417,988 618,574 (292,452) (39,080) (154,727) 1,550,303 74,498 15,439
Institutional Fiduciary Trust - Money
Market Portfolio, 2.42% ....... 3 6,167,951 (5,724,142) — — 443,812 443,812 2,257
Templeton Developing Markets
Trust, Class R6 ............ 605,500 509,134 (407,811) (55,431) (187,043) 464,349 30,449 —
Templeton Foreign Fund, Class R6 1,041,988 57,361 (535,777) 37,639 (157,943) 443,268 80,448 —
Western Asset Core Plus Bond
Fund, Class IS ............ 2,694,526 1,775,049 (449,020) (93,942) (806,935) 3,119,678 339,834 77,299
Western Asset Short-Term Bond
Fund, Class IS ............ 1,073,847 329,951 (248,751) (15,706) (72,505) 1,066,836 297,169 17,372
Total Non-Controlled Affiliates $41,108,152 $16,207,182 $(19,144,412) $(664,581) $(7,785,910) $29,720,431 $476,592
Total Affiliated Securities .... $41,108,152 $16,207,182 $(19,144,412) $(664,581) $(7,785,910) $29,720,431 $476,592
Franklin LifeSmart™ 2025 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 2,825,250 806,064 (339,608) (50,804) (708,554) 2,532,348 298,274 61,098
ClearBridge Large Cap Value Fund,
Class IS ................. 7,900,941 179,043 (3,015,502) 19,796 (1,150,138) 3,934,140 122,635 56,413
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2025 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin Emerging Market Core
Equity (IU) Fund ........... $ 3,097,498 $ 878,581 $ (182,976) $ (30,266) $ (937,912) $ 2,824,925 343,247 $ 58,795
Franklin FTSE Europe ETF .... 968,159 23,469 (849,800) 114,254 (256,082) — — —
Franklin Growth Fund, Class R6 . 15,972,227 1,581,880 (3,667,304) 126,975 (4,628,989) 9,384,789 88,352 —
Franklin High Yield Corporate ETF 4,185,999 472,872 (2,475,661) (324,126) (294,516) 1,564,568 72,928 118,702
Franklin International Aggregate
Bond ETF ................ 2,773,811 102,526 (886,022) (53,707) (132,355) 1,804,253 80,583 32,448
Franklin International Core Equity
(IU) Fund ................ 10,898,437 2,603,579 (2,081,717) (432,265) (3,058,419) 7,929,615 911,450 150,989
Franklin International Growth Fund,
Class R6 ................ 1,895,053 463,481 (380,773) (71,788) (743,558) 1,162,415 91,529 —
Franklin Investment Grade
Corporate ETF ............ 1,852,156 1,552,778 (942,135) (189,903) (302,970) 1,969,926 96,565 54,460
Franklin Senior Loan ETF ..... 2,329,560 46,022 (2,322,832) (57,363) 4,613 — — 20,568
Franklin Systematic Style Premia
ETF .................... 739,420 636,611 (206,950) (38,124) 25,359 1,156,316 53,983 —
Franklin U.S. Core Bond ETF ... 21,191,518 3,340,962 (5,715,142) (353,026) (2,745,555) 15,718,757 749,483 302,185
Franklin U.S. Core Equity (IU) Fund 31,756,777 1,136,699 (4,934,638) (252,797) (6,465,693) 21,240,348 1,835,812 199,405
Franklin U.S. Equity Index ETF . — 2,122,024 — — (33,496) 2,088,528 66,925 —
Franklin U.S. Large Cap Multifactor
Index ETF ............... 3,222,872 4,613,250 (1,746,780) 38,409 (1,055,033) 5,072,718 138,561 65,579
Franklin U.S. Low Volatility High
Dividend Index ETF ......... — 563,246 (5,400) (265) (49,451) 508,130 14,875 —
Franklin U.S. Treasury Bond ETF 3,722,764 1,714,477 (612,689) (81,226) (437,987) 4,305,339 206,888 41,702
Institutional Fiduciary Trust - Money
Market Portfolio, 2.42% ....... 13 15,750,892 (14,225,344) — — 1,525,561 1,525,561 7,839
Templeton Developing Markets
Trust, Class R6 ............ 3,024,775 1,238,985 (1,419,520) (267,986) (742,081) 1,834,173 120,274 —
Templeton Foreign Fund, Class R6 3,978,852 140,158 (1,896,447) 211,887 (679,545) 1,754,905 318,494 —
Western Asset Core Plus Bond
Fund, Class IS ............ 7,031,491 4,822,395 (764,070) (166,564) (2,239,454) 8,683,798 945,948 207,466
Western Asset Short-Term Bond
Fund, Class IS ............ 2,802,314 1,002,030 (501,944) (31,069) (210,058) 3,061,273 852,722 48,038
Total Non-Controlled Affiliates $132,169,887 $45,792,024 $(49,173,254) $(1,889,958) $(26,841,874) $100,056,825 $1,425,687
Total Affiliated Securities .... $132,169,887 $45,792,024 $(49,173,254) $(1,889,958) $(26,841,874) $100,056,825 $1,425,687
Franklin LifeSmart™ 2030 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 949,870 371,469 (107,494) (18,251) (256,321) 939,273 110,633 22,378
ClearBridge Large Cap Value Fund,
Class IS ................. 3,999,208 302,188 (1,417,658) (18,130) (611,601) 2,254,007 70,262 31,158
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2030 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin Emerging Market Core
Equity (IU) Fund ........... $ 1,692,004 $ 3,359,525 $ (93,284) $ (14,127) $ (828,726) $ 4,115,392 500,048 $ 32,451
Franklin FTSE Europe ETF .... 523,170 21,238 (467,266) 59,595 (136,737) — — —
Franklin Growth Fund, Class R6 . 8,283,384 1,411,128 (1,870,653) (242,897) (2,205,996) 5,374,966 50,602 —
Franklin High Yield Corporate ETF 1,453,397 303,418 (923,690) (122,548) (104,341) 606,236 28,258 43,540
Franklin International Aggregate
Bond ETF ................ 952,832 115,483 (332,699) (20,694) (46,021) 668,901 29,875 11,841
Franklin International Core Equity
(IU) Fund ................ 5,972,992 1,231,257 (3,920,220) (389,418) (1,089,295) 1,805,316 207,508 82,566
Franklin International Growth Fund,
Class R6 ................ 1,027,329 277,079 (686,155) (34,603) (322,384) 261,266 20,572 —
Franklin Investment Grade
Corporate ETF ............ 642,233 663,935 (360,099) (74,653) (107,089) 764,327 37,467 20,118
Franklin Senior Loan ETF ..... 808,503 50,267 (839,785) (20,378) 1,393 — — 7,307
Franklin Systematic Style Premia
ETF .................... 340,401 339,083 (103,131) (18,310) 11,965 570,008 26,611 —
Franklin U.S. Core Bond ETF ... 7,385,589 1,972,497 (2,123,099) (138,367) (997,646) 6,098,974 290,804 110,849
Franklin U.S. Core Equity (IU) Fund 16,273,762 1,194,179 (1,466,806) (101,430) (3,586,536) 12,313,169 1,064,232 109,009
Franklin U.S. Equity Index ETF . — 1,211,226 — — (19,119) 1,192,107 38,200 —
Franklin U.S. Large Cap Multifactor
Index ETF ............... 1,667,543 2,746,040 (936,029) (11,015) (559,668) 2,906,871 79,401 37,037
Franklin U.S. Low Volatility High
Dividend Index ETF ......... — 325,185 (4,497) (239) (28,381) 292,068 8,550 —
Franklin U.S. Treasury Bond ETF 1,292,686 812,241 (244,423) (32,577) (158,736) 1,669,191 80,211 15,586
Institutional Fiduciary Trust - Money
Market Portfolio, 2.42% ....... 6 9,616,190 (8,897,223) — — 718,973 718,973 4,130
Templeton Developing Markets
Trust, Class R6 ............ 1,665,712 2,624,106 (817,632) (152,097) (648,750) 2,671,339 175,170 —
Templeton Foreign Fund, Class R6 2,149,699 135,669 (1,731,016) 69,252 (229,543) 394,061 71,517 —
Western Asset Core Plus Bond
Fund, Class IS ............ 2,386,772 2,182,357 (318,060) (71,274) (810,543) 3,369,252 367,021 76,753
Western Asset Short-Term Bond
Fund, Class IS ............ 951,538 602,627 (211,112) (13,747) (78,491) 1,250,815 348,416 18,697
Total Non-Controlled Affiliates $60,418,630 $31,868,387 $(27,872,031) $(1,365,908) $(12,812,566) $50,236,512 $623,420
Total Affiliated Securities .... $60,418,630 $31,868,387 $(27,872,031) $(1,365,908) $(12,812,566) $50,236,512 $623,420
Franklin LifeSmart™ 2035 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 1,615,481 560,532 (167,022) (21,076) (432,816) 1,555,099 183,168 37,077
ClearBridge Large Cap Value Fund,
Class IS ................. 8,922,369 586,309 (3,071,708) (14,588) (1,377,279) 5,045,103 157,266 69,008
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2035 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin Emerging Market Core
Equity (IU) Fund ........... $ 4,371,726 $ 540,159 $ (81,824) $ (12,287) $ (1,223,535) $ 3,594,239 436,724 $ 72,829
Franklin FTSE Europe ETF .... 1,171,645 32,073 (1,031,022) 125,126 (297,822) — — —
Franklin Growth Fund, Class R6 . 17,952,826 2,539,532 (3,065,197) (378,496) (5,016,301) 12,032,364 113,278 —
Franklin High Yield Corporate ETF 2,028,077 467,741 (1,302,502) (173,296) (146,966) 873,054 40,695 61,708
Franklin International Aggregate
Bond ETF ................ 1,583,181 138,369 (503,866) (30,559) (79,671) 1,107,454 49,462 19,516
Franklin International Core Equity
(IU) Fund ................ 13,487,630 3,252,762 (2,145,973) (396,407) (3,924,338) 10,273,674 1,180,882 184,441
Franklin International Growth Fund,
Class R6 ................ 2,291,201 602,160 (402,546) (80,108) (924,595) 1,486,112 117,017 —
Franklin Investment Grade
Corporate ETF ............ 896,955 941,328 (474,779) (105,570) (151,826) 1,106,108 54,221 28,584
Franklin Senior Loan ETF ..... 1,128,497 54,128 (1,156,240) (28,507) 2,122 — — 10,165
Franklin Systematic Style Premia
ETF .................... 674,767 665,995 (198,790) (35,983) 23,916 1,129,905 52,750 —
Franklin U.S. Core Bond ETF ... 10,119,465 2,912,884 (2,602,764) (171,180) (1,432,212) 8,826,193 420,840 157,054
Franklin U.S. Core Equity (IU) Fund 33,981,989 238,538 — — (7,926,967) 26,293,560 2,272,563 238,537
Franklin U.S. Equity Index ETF . — 2,725,260 — — (43,018) 2,682,242 85,950 —
Franklin U.S. Large Cap Multifactor
Index ETF ............... 3,636,971 7,890,938 (2,691,330) 21,204 (1,445,137) 7,412,646 202,476 95,171
Franklin U.S. Low Volatility High
Dividend Index ETF ......... — 715,063 — — (63,461) 651,602 19,075 —
Franklin U.S. Treasury Bond ETF 1,802,137 1,173,739 (302,376) (38,247) (232,489) 2,402,764 115,462 22,243
Institutional Fiduciary Trust - Money
Market Portfolio, 2.42% ....... 9 13,482,099 (11,845,709) — — 1,636,399 1,636,399 8,138
Templeton Developing Markets
Trust, Class R6 ............ 4,233,465 1,135,827 (1,672,794) (275,610) (1,058,111) 2,362,777 154,936 —
Templeton Foreign Fund, Class R6 4,599,997 282,960 (2,042,517) 192,192 (789,223) 2,243,409 407,152 —
Western Asset Core Plus Bond
Fund, Class IS ............ 3,411,230 3,123,325 (410,609) (88,523) (1,158,643) 4,876,780 531,240 108,908
Western Asset Short-Term Bond
Fund, Class IS ............ 1,359,316 1,073,365 (332,346) (20,784) (119,181) 1,960,370 546,064 28,661
Total Non-Controlled Affiliates $119,268,934 $45,135,086 $(35,501,914) $(1,532,699) $(27,817,553) $99,551,854 $1,142,040
Total Affiliated Securities .... $119,268,934 $45,135,086 $(35,501,914) $(1,532,699) $(27,817,553) $99,551,854 $1,142,040
Franklin LifeSmart™ 2040 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge Large Cap Value Fund,
Class IS ................. 3,398,026 261,169 (1,080,061) (17,384) (532,847) 2,028,903 63,245 27,303
Franklin Emerging Market Core
Equity (IU) Fund ........... 1,734,895 235,212 (28,907) (4,438) (488,711) 1,448,051 175,948 28,763
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2040 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin FTSE Europe ETF .... $ 472,518 $ 12,727 $ (416,333) $ 53,233 $ (122,145) $ — — $ —
Franklin Growth Fund, Class R6 . 7,148,048 1,040,887 (1,228,155) (194,974) (1,935,603) 4,830,203 45,474 —
Franklin High Yield Corporate ETF 452,306 178,729 (333,668) (43,675) (31,690) 222,002 10,348 14,736
Franklin International Core Equity
(IU) Fund ................ 5,285,608 1,463,824 (918,609) (148,133) (1,580,402) 4,102,288 471,527 73,616
Franklin International Growth Fund,
Class R6 ................ 922,300 321,169 (246,419) (34,009) (363,712) 599,329 47,191 —
Franklin Investment Grade
Corporate ETF ............ 200,653 249,702 (107,150) (20,564) (40,550) 282,091 13,828 6,917
Franklin Senior Loan ETF ..... 251,349 18,645 (264,117) (6,213) 336 — — 2,262
Franklin Systematic Style Premia
ETF .................... 239,667 242,312 (71,230) (10,722) 6,674 406,701 18,987 —
Franklin U.S. Core Bond ETF ... 2,291,989 1,050,941 (713,480) (48,152) (331,399) 2,249,899 107,277 37,622
Franklin U.S. Core Equity (IU) Fund 12,432,235 87,269 — — (2,900,063) 9,619,441 831,412 87,268
Franklin U.S. Equity Index ETF . — 1,093,908 — — (17,267) 1,076,641 34,500 —
Franklin U.S. Large Cap Multifactor
Index ETF ............... 1,420,823 3,868,938 (648,432) (36,219) (719,251) 3,885,859 106,142 48,821
Franklin U.S. Low Volatility High
Dividend Index ETF ......... — 289,491 — — (25,605) 263,886 7,725 —
Franklin U.S. Treasury Bond ETF 402,432 369,231 (96,402) (7,073) (57,498) 610,690 29,346 5,468
Institutional Fiduciary Trust - Money
Market Portfolio, 2.42% ....... 4 6,582,918 (5,948,200) — — 634,722 634,722 3,199
Templeton Developing Markets
Trust, Class R6 ............ 1,719,000 452,508 (713,977) (106,854) (407,078) 943,599 61,875 —
Templeton Foreign Fund, Class R6 1,893,431 203,039 (959,425) 39,532 (272,290) 904,287 164,117 —
Western Asset Core Plus Bond
Fund, Class IS ............ 740,382 950,808 (154,906) (30,968) (262,062) 1,243,254 135,431 26,235
Western Asset Short-Term Bond
Fund, Class IS ............ 295,463 405,486 (107,362) (6,566) (30,203) 556,818 155,103 7,795
Total Non-Controlled Affiliates $41,301,129 $19,378,913 $(14,036,833) $(623,179) $(10,111,366) $35,908,664 $370,005
Total Affiliated Securities .... $41,301,129 $19,378,913 $(14,036,833) $(623,179) $(10,111,366) $35,908,664 $370,005
Franklin LifeSmart™ 2045 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge Large Cap Value Fund,
Class IS ................. 7,191,500 409,502 (2,309,758) (18,106) (1,121,666) 4,151,472 129,410 56,087
Franklin Emerging Market Core
Equity (IU) Fund ........... 4,137,604 190,741 (311,872) (21,512) (1,021,701) 2,973,260 361,271 59,604
Franklin FTSE Europe ETF .... 1,014,785 31,080 (897,192) 92,661 (241,334) — — —
Franklin Growth Fund, Class R6 . 14,715,308 1,661,229 (2,070,437) (302,412) (4,099,258) 9,904,430 93,244 —
Franklin International Core Equity
(IU) Fund ................ 11,638,898 2,450,336 (2,154,540) (397,382) (3,206,321) 8,330,991 957,585 153,754
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2045 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin International Growth Fund,
Class R6 ................ $ 1,984,318 $ 431,763 $ (346,259) $ (56,762) $ (785,048) $ 1,228,012 96,694 $ —
Franklin Systematic Style Premia
ETF .................... 472,196 434,390 (131,747) (23,334) 15,524 767,029 35,809 —
Franklin U.S. Core Bond ETF ... 2,021,752 1,940,684 (732,919) (66,503) (362,914) 2,800,100 133,511 43,177
Franklin U.S. Core Equity (IU) Fund 26,748,484 187,762 — — (6,239,610) 20,696,636 1,788,819 187,761
Franklin U.S. Equity Index ETF . — 2,242,513 — — (35,398) 2,207,115 70,725 —
Franklin U.S. Large Cap Multifactor
Index ETF ............... 2,950,427 6,392,358 (993,708) (10,479) (1,404,042) 6,934,556 189,417 90,196
Franklin U.S. Low Volatility High
Dividend Index ETF ......... — 588,571 — — (52,259) 536,312 15,700 —
Institutional Fiduciary Trust - Money
Market Portfolio, 2.42% ....... 6 8,949,492 (7,795,834) — — 1,153,664 1,153,664 5,694
Templeton Developing Markets
Trust, Class R6 ............ 4,030,870 498,151 (1,431,226) (269,506) (886,602) 1,941,687 127,324 —
Templeton Foreign Fund, Class R6 4,040,920 162,218 (1,865,945) 157,911 (642,153) 1,852,951 336,289 —
Western Asset Core Plus Bond
Fund, Class IS ............ 2,028,708 1,971,291 (655,611) (91,211) (512,574) 2,740,603 298,541 54,073
Western Asset Short-Term Bond
Fund, Class IS ............ — 467,123 (66,163) (2,194) (21,030) 377,736 105,219 5,153
Total Non-Controlled Affiliates $82,975,776 $29,009,204 $(21,763,211) $(1,008,829) $(20,616,386) $68,596,554 $655,499
Total Affiliated Securities .... $82,975,776 $29,009,204 $(21,763,211) $(1,008,829) $(20,616,386) $68,596,554 $655,499
Franklin LifeSmart™ 2050 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge Large Cap Value Fund,
Class IS ................. 3,364,181 357,226 (1,311,245) (21,308) (493,555) 1,895,299 59,080 25,228
Franklin Emerging Market Core
Equity (IU) Fund ........... 1,915,868 232,979 (301,358) (16,642) (461,598) 1,369,249 166,373 26,885
Franklin FTSE Europe ETF .... 518,116 37,995 (488,219) 68,458 (136,350) — — —
Franklin Growth Fund, Class R6 . 7,205,622 1,749,012 (2,409,760) (269,448) (1,753,866) 4,521,560 42,568 —
Franklin International Core Equity
(IU) Fund ................ 5,437,449 1,450,226 (1,343,512) (171,098) (1,497,355) 3,875,710 445,484 69,151
Franklin International Growth Fund,
Class R6 ................ 1,015,837 277,478 (343,892) (42,549) (346,036) 560,838 44,160 —
Franklin Systematic Style Premia
ETF .................... 227,056 221,573 (112,153) (11,083) 7,431 332,824 15,538 —
Franklin U.S. Core Bond ETF ... — 819,317 (251,406) (12,157) (39,299) 516,455 24,625 5,411
Franklin U.S. Core Equity (IU) Fund 11,032,966 77,446 — — (2,573,656) 8,536,756 737,835 77,446
Franklin U.S. Equity Index ETF . — 1,025,737 — — (16,191) 1,009,546 32,350 —
Franklin U.S. Large Cap Multifactor
Index ETF ............... 1,434,368 4,541,170 (1,003,993) (34,647) (793,671) 4,143,227 113,172 52,102
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2050 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin U.S. Low Volatility High
Dividend Index ETF ......... $ — $ 269,891 $ (1,903) $ 15 $ (23,759) $ 244,244 7,150 $ —
Institutional Fiduciary Trust - Money
Market Portfolio, 2.42% ....... 4 6,150,308 (5,652,140) — — 498,172 498,172 2,525
Templeton Developing Markets
Trust, Class R6 ............ 2,033,777 388,575 (1,023,813) (121,250) (391,449) 885,840 58,088 —
Templeton Foreign Fund, Class R6 2,110,317 203,488 (1,260,657) 60,663 (267,702) 846,109 153,559 —
Western Asset Core Plus Bond
Fund, Class IS ............ 204,076 602,634 (227,655) (23,320) (49,922) 505,813 55,099 7,202
Western Asset Short-Term Bond
Fund, Class IS ............ — 202,427 (27,938) (968) (8,993) 164,528 45,830 2,226
Total Non-Controlled Affiliates $36,499,637 $18,607,482 $(15,759,644) $(595,334) $(8,845,971) $29,906,170 $268,176
Total Affiliated Securities .... $36,499,637 $18,607,482 $(15,759,644) $(595,334) $(8,845,971) $29,906,170 $268,176
Franklin LifeSmart™ 2055 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge Large Cap Value Fund,
Class IS ................. 2,028,956 371,902 (682,759) (19,513) (337,209) 1,361,377 42,437 17,740
Franklin Emerging Market Core
Equity (IU) Fund ........... 1,222,321 108,919 (47,270) (3,875) (322,837) 957,258 116,313 18,696
Franklin FTSE Europe ETF .... 302,761 21,873 (279,290) 46,084 (91,428) — — —
Franklin Growth Fund, Class R6 . 4,236,751 1,045,007 (688,099) (133,442) (1,212,680) 3,247,537 30,574 —
Franklin International Core Equity
(IU) Fund ................ 3,420,945 1,069,801 (591,361) (91,242) (1,043,892) 2,764,251 317,730 47,674
Franklin International Growth Fund,
Class R6 ................ 593,953 218,777 (150,895) (21,399) (236,871) 403,565 31,777 —
Franklin Systematic Style Premia
ETF .................... 132,055 151,904 (42,475) (4,367) 1,994 239,111 11,163 —
Franklin U.S. Core Bond ETF ... — 556,855 (150,115) (8,108) (28,022) 370,610 17,671 3,757
Franklin U.S. Core Equity (IU) Fund 7,253,054 50,912 — — (1,691,917) 5,612,049 485,052 50,913
Franklin U.S. Equity Index ETF . — 727,687 — — (11,486) 716,201 22,950 —
Franklin U.S. Large Cap Multifactor
Index ETF ............... 839,344 3,420,046 (197,938) (13,772) (642,071) 3,405,609 93,024 41,562
Franklin U.S. Low Volatility High
Dividend Index ETF ......... — 192,171 — — (17,101) 175,070 5,125 —
Institutional Fiduciary Trust - Money
Market Portfolio, 2.42% ....... 2 4,033,897 (3,728,200) — — 305,699 305,699 1,767
Templeton Developing Markets
Trust, Class R6 ............ 1,193,793 281,514 (476,328) (96,910) (264,842) 637,227 41,785 —
Templeton Foreign Fund, Class R6 1,234,222 190,553 (663,315) 19,670 (172,870) 608,260 110,392 —
Western Asset Core Plus Bond
Fund, Class IS ............ 127,578 432,008 (144,195) (15,236) (35,997) 364,158 39,669 5,034
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2055 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Short-Term Bond
Fund, Class IS ............ $ — $ 147,198 $ (21,798) $ (750) $ (6,207) $ 118,443 32,992 $ 1,560
Total Non-Controlled Affiliates $22,585,735 $13,021,024 $(7,864,038) $(342,860) $(6,113,436) $21,286,425 $188,703
Total Affiliated Securities .... $22,585,735 $13,021,024 $(7,864,038) $(342,860) $(6,113,436) $21,286,425 $188,703
Franklin LifeSmart™ 2060 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge Large Cap Value Fund,
Class IS ................. 121,636 119,225 (69,520) (6,149) (28,287) 136,905 4,268 1,669
Franklin Emerging Market Core
Equity (IU) Fund ........... 71,054 59,863 (3,111) (439) (31,125) 96,242 11,694 1,740
Franklin FTSE Europe ETF .... 19,596 14,535 (30,165) (2,082) (1,884) — — —
Franklin Growth Fund, Class R6 . 252,340 269,935 (80,481) (11,951) (103,253) 326,590 3,075 —
Franklin International Core Equity
(IU) Fund ................ 203,327 208,852 (43,977) (9,494) (92,564) 266,144 30,591 4,376
Franklin International Growth Fund,
Class R6 ................ 36,231 46,588 (20,569) (4,336) (17,441) 40,473 3,187 —
Franklin Systematic Style Premia
ETF .................... 8,047 27,746 (10,368) (151) (234) 25,040 1,169 —
Franklin U.S. Core Bond ETF ... — 58,770 (16,502) (786) (2,683) 38,799 1,850 346
Franklin U.S. Core Equity (IU) Fund 381,307 291,547 (3,234) (791) (127,675) 541,154 46,772 4,197
Franklin U.S. Equity Index ETF . — 73,720 — — (1,164) 72,556 2,325 —
Franklin U.S. Large Cap Multifactor
Index ETF ............... 50,745 465,778 (76,585) (13,632) (63,684) 362,622 9,905 4,916
Franklin U.S. Low Volatility High
Dividend Index ETF ......... — 24,171 — — (1,967) 22,204 650 —
Institutional Fiduciary Trust - Money
Market Portfolio, 2.42% ....... 16,296 813,446 (770,513) — — 59,229 59,229 209
Templeton Developing Markets
Trust, Class R6 ............ 71,685 84,703 (58,626) (22,854) (10,900) 64,008 4,197 —
Templeton Foreign Fund, Class R6 74,879 65,107 (61,343) (3,823) (13,153) 61,667 11,192 —
Western Asset Core Plus Bond
Fund, Class IS ............ 7,062 47,855 (13,073) (1,271) (3,593) 36,980 4,028 479
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2060 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Short-Term Bond
Fund, Class IS ............ $ — $ 16,386 $ (3,316) $ (117) $ (542) $ 12,411 3,457 $ 150
Total Non-Controlled Affiliates $1,314,205 $2,688,227 $(1,261,383) $(77,876) $(500,149) $2,163,024 $18,082
Total Affiliated Securities .... $1,314,205 $2,688,227 $(1,261,383) $(77,876) $(500,149) $2,163,024 $18,082
Franklin Moderate Allocation Fund
Controlled Affiliates
Franklin Emerging Market Core
Equity (IU) Fund ........... 36,190,583 4,405,921 (3,633,411) (455,504) (9,355,675) 27,151,914 3,299,139 570,953
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 32,172,162 8,998,380 (4,885,404) (787,687) (7,674,750) 27,822,701 3,277,114 676,280
ClearBridge Large Cap Value Fund,
Class IS ................. 137,778,328 2,680,494 (55,291,836) 290,408 (19,693,755) 65,763,639 2,049,989 951,725
Franklin FTSE Europe ETF .... 12,721,804 235,930 (11,118,209) 1,318,510 (3,158,035) — — —
Franklin Growth Fund, Class R6 . 281,119,140 21,765,362 (68,458,461) 14,674,871 (92,317,682) 156,783,230 1,476,024 —
Franklin High Yield Corporate ETF 58,827,480 6,471,255 (35,052,158) (4,639,237) (3,979,537) 21,627,803 1,008,120 1,634,204
Franklin International Aggregate
Bond ETF ................ 31,620,949 1,751,579 (11,462,973) (710,360) (1,368,641) 19,830,554 885,688 359,536
Franklin International Core Equity
(IU) Fund ................ 139,530,343 17,631,296 (29,470,172) (5,681,993) (35,707,291) 86,302,183 9,919,791 1,752,530
Franklin International Growth Fund,
Class R6 ................ 24,856,235 4,731,518 (6,992,522) (410,832) (9,542,539) 12,641,860 995,422 —
Franklin Investment Grade
Corporate ETF ............ 26,022,034 23,125,195 (15,101,213) (3,202,200) (3,671,567) 27,172,249 1,331,973 748,815
Franklin Senior Loan ETF ..... 32,732,318 756,533 (32,745,541) (813,823) 70,513 — — 286,557
Franklin Systematic Style Premia
ETF .................... 11,230,370 9,950,473 (4,093,820) (769,516) 574,798 16,892,305 788,623 —
Franklin U.S. Core Bond ETF ... 292,865,850 53,078,615 (86,105,551) (5,872,951) (37,203,875) 216,762,088 10,335,391 4,157,473
Franklin U.S. Core Equity (IU) Fund 556,798,655 27,715,247 (110,178,852) (8,041,731) (108,099,874) 358,193,445 30,958,811 3,487,479
Franklin U.S. Equity Index ETF . — 35,548,071 — — (561,123) 34,986,948 1,121,125 —
Franklin U.S. Large Cap Multifactor
Index ETF ............... 54,848,126 79,324,304 (32,146,824) 419,838 (17,623,112) 84,822,332 2,316,917 1,098,025
Franklin U.S. Low Volatility High
Dividend Index ETF ......... — 9,437,748 (87,174) (636) (829,580) 8,520,358 249,425 —
Franklin U.S. Treasury Bond ETF 52,305,894 25,649,068 (11,231,559) (1,428,355) (5,779,031) 59,516,017 2,859,972 572,876
Institutional Fiduciary Trust - Money
Market Portfolio, 2.42% ....... 132 240,200,551 (196,690,333) — — 43,510,350 43,510,350 235,098
Templeton Developing Markets
Trust, Class R6 ............ 36,166,834 5,324,235 (13,861,531) (2,885,052) (7,451,864) 17,292,622 1,133,942 —
Templeton Foreign Fund, Class R6 50,283,951 815,409 (26,622,070) 3,381,129 (8,776,882) 19,081,537 3,463,074 —
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Investments in Affiliated Management Investment Companies
Franklin Global Allocation Fund invests in one or more affiliated management investment companies. As defined in the 1940
Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund.
The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended September 30, 2022, the Fund held investments in affiliated management investment companies as follows:
5. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Moderate Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Core Plus Bond
Fund, Class IS ............ $ 98,686,924 $ 70,059,769 $ (15,545,551) $ (3,310,345) $ (30,140,082) $ 119,750,715 13,044,740 $ 2,848,121
Western Asset Short-Term Bond
Fund, Class IS ............ 39,319,448 27,540,810 (11,962,224) (723,362) (3,184,987) 50,989,685 14,203,255 785,012
Total Non-Controlled Affiliates $1,969,886,977 $672,791,842 $(779,103,978) $(19,193,324) $(396,118,896) $1,448,262,621 $19,593,731
Total Affiliated Securities .... $2,006,077,560 $677,197,763 $(782,737,389) $(19,648,828) $(405,474,571) $1,475,414,535 $20,164,684
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a a a a a a a a a
Franklin Global Allocation Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 2.42% ....... $ 137,626,130 $ 332,679,287 $ (251,812,644) $ — $ — $ 218,492,773 218,492,773 $ 988,742
Templeton Global Bond Fund,
Class R6 ................ 119,997,766 4,950,849 — — (21,019,394) 103,929,221 14,236,880 4,950,850
Total Affiliated Securities .... $257,623,896 $337,630,136 $(251,812,644) $— $(21,019,394) $322,421,994 $5,939,592
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A summary of inputs used as of September 30, 2022, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Conservative Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... $ 942,037,065 $ — $ — $ 942,037,065
Short Term Investments ................... 26,471,318 144,877 — 26,616,195
Total Investments in Securities ........... $968,508,383 $144,877 $— $968,653,260
Franklin Corefolio Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 736,546,028 — — 736,546,028
Short Term Investments ................... 48,700 — — 48,700
Total Investments in Securities ........... $736,594,728 $— $— $736,594,728
Franklin Global Allocation Fund
Assets:
Investments in Securities:
Common Stocks :
Australia ............................. — 53,210,569 — 53,210,569
Canada .............................. 51,921,123 — — 51,921,123
China ............................... 7,822,500 8,044,852 — 15,867,352
Denmark ............................. — 19,738,819 — 19,738,819
France ............................... — 19,235,960 — 19,235,960
Germany ............................. — 44,688,398 — 44,688,398
Hong Kong ........................... — 10,271,297 — 10,271,297
Italy ................................. — 4,836,305 — 4,836,305
Japan ............................... — 96,683,683 — 96,683,683
South Korea .......................... — 7,286,529 — 7,286,529
Spain ................................ — 17,373,189 — 17,373,189
Sweden .............................. — 6,934,069 — 6,934,069
Switzerland ........................... 10,263,480 — — 10,263,480
Taiwan ............................... 17,140,000 — — 17,140,000
United Kingdom ........................ 11,861,960 25,278,017 — 37,139,977
United States .......................... 879,796,679 14,886,882 — 894,683,561
Management Investment Companies ......... 217,387,221 — — 217,387,221
Corporate Bonds ........................ — 228,525,388 — 228,525,388
Foreign Government and Agency Securities .... — 187,620,194 — 187,620,194
U.S. Government and Agency Securities ....... — 281,976,333 — 281,976,333
Mortgage-Backed Securities ................ — 46,266,522 — 46,266,522
Short Term Investments ................... 218,492,773 — — 218,492,773
Total Investments in Securities ........... $1,414,685,736 $1,072,857,006
b
$— $2,487,542,742
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 12,470,534 $ — $ 12,470,534
Total Other Financial Instruments ......... $— $12,470,534 $— $12,470,534
Franklin Growth Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 1,066,799,838 — — 1,066,799,838
Short Term Investments ................... 33,060,588 590,609 — 33,651,197
Total Investments in Securities ........... $1,099,860,426 $590,609 $— $1,100,451,035
5. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin LifeSmart™ Retirement Income Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... $ 39,455,001 $ — $ — $ 39,455,001
Index-Linked Notes ...................... — 4,749,162 — 4,749,162
Short Term Investments ................... 355,239 — — 355,239
Total Investments in Securities ........... $39,810,240 $4,749,162 $— $44,559,402
Franklin LifeSmart™ 2020 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 31,458,031 — — 31,458,031
Short Term Investments ................... 443,812 11,652 — 455,464
Total Investments in Securities ........... $31,901,843 $11,652 $— $31,913,495
Franklin LifeSmart™ 2025 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 104,747,632 — — 104,747,632
Short Term Investments ................... 1,525,561 — — 1,525,561
Total Investments in Securities ........... $106,273,193 $— $— $106,273,193
Franklin LifeSmart™ 2030 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 51,761,391 — — 51,761,391
Short Term Investments ................... 718,973 43,947 — 762,920
Total Investments in Securities ........... $52,480,364 $43,947 $— $52,524,311
Franklin LifeSmart™ 2035 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 101,986,656 — — 101,986,656
Short Term Investments ................... 1,636,399 50,025 — 1,686,424
Total Investments in Securities ........... $103,623,055 $50,025 $— $103,673,080
Franklin LifeSmart™ 2040 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 36,516,947 — — 36,516,947
Short Term Investments ................... 634,722 35,404 — 670,126
Total Investments in Securities ........... $37,151,669 $35,404 $— $37,187,073
Franklin LifeSmart™ 2045 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 68,491,128 — — 68,491,128
Short Term Investments ................... 1,153,664 72,165 — 1,225,829
Total Investments in Securities ........... $69,644,792 $72,165 $— $69,716,957
5. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin LifeSmart™ 2050 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... $ 29,868,018 $ — $ — $ 29,868,018
Short Term Investments ................... 498,172 61,661 — 559,833
Total Investments in Securities ........... $30,366,190 $61,661 $— $30,427,851
Franklin LifeSmart™ 2055 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 21,282,525 — — 21,282,525
Short Term Investments ................... 305,699 — — 305,699
Total Investments in Securities ........... $21,588,224 $— $— $21,588,224
Franklin LifeSmart™ 2060 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 2,142,718 — — 2,142,718
Short Term Investments ................... 59,229 — — 59,229
Total Investments in Securities ........... $2,201,947 $— $— $2,201,947
Franklin Moderate Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 1,516,036,381 — — 1,516,036,381
Short Term Investments ................... 43,510,350 191,322 — 43,701,672
Total Investments in Securities ........... $1,559,546,731 $191,322 $— $1,559,738,053
a
For detailed categories, see the accompanying schedule of investments.
b
Includes foreign securities valued at $328,468,569, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
5. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Counterparty
BZWS
Barclays Bank plc
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
Cu r rency
AUD
Australian Dollar
CAD
Canadian Dollar
EUR
Euro
GBP
British Pound
JPY
Japanese Yen
USD
United States Dollar
Selected Portfolio
ADR American Depositary Receipt
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
ETF Exchange-Traded Fund
GNMA Government National Mortgage Association
LIBOR London Inter-Bank Offered Rate
PIK Payment-In-Kind
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.